Performance Trust Total Return Bond Fund
Schedule of Investments
November 30, 2025 (Unaudited)

MUNICIPAL BONDS - 24.4%	Par		Value
Alabama - 0.0%(a)
Baldwin County Public Building Authority, 2.00%, 03/01/2046	$1,260,000		$781,719

Alaska - 0.0%(a)
Alaska Municipal Bond Bank Authority, 3.03%, 12/01/2041	4,100,000		3,226,440

Arizona - 0.1%
Salt River Project Agricultural Improvement & Power District, 4.84%, 01/01/2041	9,665,000		9,545,413

California - 5.1%
Acton-Agua Dulce Unified School District, 0.00%, 05/01/2039 (b)	5,550,000		3,277,912
Alameda Corridor Transportation Authority, 0.00%, 10/01/2038 (b)	2,050,000		1,076,074
Alameda County Joint Powers Authority, 7.05%, 12/01/2044	31,110,000		35,821,301
Alvord Unified School District, 0.00%, 08/01/2046	2,105,000		2,567,849
Bakersfield City School District, 0.00%, 05/01/2047	9,765,000		7,689,515
Bay Area Toll Authority
6.92%, 04/01/2040	7,180,000		8,261,856
6.26%, 04/01/2049	12,010,000		12,958,272
7.04%, 04/01/2050	3,455,000		4,035,550
6.91%, 10/01/2050	6,850,000		7,940,478
California Health Facilities Financing Authority, 5.00%, 11/01/2047	12,000,000		13,636,753
California Infrastructure & Economic Development Bank, 0.00%, 01/01/2065 (c)(d)	7,505,000		6,379,250
Campbell Union School District, 0.00%, 08/01/2040 (b)	4,600,000		2,655,962
City of Fresno, CA Water System Revenue, 6.75%, 06/01/2040	4,085,000		4,625,899
City of Los Angeles, CA Department of Airports
1.88%, 05/15/2030	230,000		204,397
7.05%, 05/15/2040	15,845,000		18,627,609
City of Los Angeles, CA Wastewater System Revenue, 5.81%, 06/01/2040	15,110,000		16,184,146
City of Ontario, CA, 3.78%, 06/01/2038	3,000,000		2,733,873
City of San Francisco, CA Public Utilities Commission Water Revenue, 6.95%, 11/01/2050	5,000,000		5,666,485
Contra Costa Community College District, 6.50%, 08/01/2034	2,470,000		2,667,133
Cucamonga Valley Water District Financing Authority, 3.01%, 09/01/2042	5,000,000		3,972,756
Dry Creek Joint Elementary School District, 0.00%, 08/01/2038 (b)	3,640,000		2,300,602
East Bay Municipal Utility District Water System Revenue, 5.87%, 06/01/2040	23,755,000		25,568,286
East Side Union High School District, 5.32%, 04/01/2036	5,920,000		6,085,718
Fullerton Public Financing Authority, 7.75%, 05/01/2031	895,000		977,365
Glendora Unified School District, 0.00%, 08/01/2039 (b)	5,175,000		3,172,791
Golden State Tobacco Securitization Corp., 3.00%, 06/01/2046	8,750,000		7,918,906
Inland Empire Tobacco Securitization Corp., 3.68%, 06/01/2038	15,350,000		14,883,225
Lakeside Union School District, 0.00%, 08/01/2040 (b)	4,000,000		2,329,568
Los Angeles Community College District, CA
6.60%, 08/01/2042	13,620,000		15,029,349
6.75%, 08/01/2049	12,800,000		14,497,867
Los Angeles Department of Water & Power
6.57%, 07/01/2045	18,900,000		20,602,452
6.60%, 07/01/2050	23,010,000		25,149,058
Northern California Sanitation Agencies Financing Authority, 6.33%, 08/01/2040	13,320,000		14,799,001
Orange County Sanitation District, 5.58%, 02/01/2040	1,000,000		1,051,491
Palomar Community College District, 2.99%, 08/01/2044	6,000,000		4,524,577
Paramount Unified School District, 3.27%, 08/01/2051	13,425,000		9,538,763
Perris Union High School District, 2.70%, 09/01/2042	3,000,000		2,243,526
Poway Unified School District, 0.00%, 08/01/2040 (b)	12,000,000		7,012,246
Riverside County Infrastructure Financing Authority, 3.19%, 11/01/2041	4,755,000		3,842,456
Riverside County Transportation Commission Sales Tax Revenue, 6.81%, 06/01/2039	15,505,000		17,615,705
San Bernardino, CA Community College District, 0.00%, 08/01/2044 (b)	10,000,000		4,374,982
San Diego County Regional Transportation Commission, 5.91%, 04/01/2048	16,900,000		17,411,259
San Diego County Water Authority, 6.14%, 05/01/2049	5,900,000		6,182,516
San Diego Unified School District
0.00%, 07/01/2039 (b)	1,495,000		923,648
0.00%, 07/01/2041 (b)	8,500,000		4,658,643
0.00%, 07/01/2044 (b)	3,000,000		1,371,464
San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.82%, 10/01/2040	16,035,000		16,973,976
San Francisco City & County Redevelopment Financing Authority, 0.00%, 08/01/2036 (b)	5,240,000		3,203,582
State of California
7.55%, 04/01/2039	20,000,000		24,655,110
7.60%, 11/01/2040	28,000,000		34,889,042
University of California
4.86%, 05/15/2112	22,360,000		19,057,095
4.77%, 05/15/2115	23,732,000		19,846,291
Yuba Community College District, 0.00%, 08/01/2038 (b)	5,055,000		3,279,533
			516,953,163

Colorado - 0.8%
Board of Governors of Colorado State University System, 6.06%, 03/01/2040	3,730,000		3,996,967
City & County of Denver, CO Airport System Revenue, 6.41%, 11/15/2039	10,310,000		11,687,025
City of Aurora, CO Water Revenue, 2.72%, 08/01/2046	2,285,000		1,609,025
City of Colorado Springs, CO Utilities System Revenue
5.55%, 11/15/2039	5,875,000		6,154,934
6.01%, 11/15/2039	1,000,000		1,083,691
6.62%, 11/15/2040	15,050,000		17,264,588
City of Fountain, CO Electric Water & Wastewater Utility Enterprise Revenue, 3.20%, 12/01/2043	2,655,000		2,084,720
City of Fruita, CO Healthcare Revenue, 5.00%, 01/01/2028	1,410,000		1,401,246
Colorado Health Facilities Authority, 3.85%, 11/01/2049	2,030,000		1,616,117
Denver City & County School District No. 1, 3.00%, 12/01/2043	2,500,000		2,060,359
Regional Transportation District Sales Tax Revenue, 5.84%, 11/01/2050	31,475,000		32,505,340
State of Colorado, 6.65%, 09/15/2045	3,500,000		3,903,875
			85,367,887

District of Columbia - 0.6%
District of Columbia Water & Sewer Authority, 4.81%, 10/01/2114	23,106,000		20,520,436
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
7.46%, 10/01/2046	7,400,000		8,955,284
8.00%, 10/01/2047	27,825,000		35,149,803
			64,625,523

Florida - 1.2%
City of Gainesville, FL
0.00%, 10/01/2028 (b)	1,400,000		1,248,911
3.05%, 10/01/2040	10,840,000		8,989,686
City of Gainesville, FL Utilities System Revenue
5.66%, 10/01/2039	8,025,000		8,456,922
6.02%, 10/01/2040	32,020,000		35,051,996
County of Miami-Dade, FL
0.00%, 10/01/2042 (b)	19,460,000		9,622,077
0.00%, 10/01/2044 (b)	51,500,000		21,937,965
0.00%, 10/01/2045 (b)	16,110,000		6,526,114
County of Miami-Dade, FL Transit System, 5.62%, 07/01/2040	18,665,000		19,732,142
JEA Water & Sewer System Revenue
5.89%, 10/01/2040	1,000,000		1,054,806
3.00%, 10/01/2041	5,045,000		4,415,559
			117,036,178

Georgia - 0.0%(a)
County of Fulton, GA, 5.15%, 07/01/2039	1,110,000		1,141,043
Tift County Hospital Authority, 2.98%, 12/01/2042	2,950,000		2,301,067
			3,442,110

Hawaii - 0.1%
City & County Honolulu, HI Wastewater System Revenue, 2.57%, 07/01/2041	5,000,000		3,851,671
State of Hawaii, 2.83%, 10/01/2039	3,950,000		3,147,066
			6,998,737

Illinois - 0.5%
Chicago O'Hare International Airport, 6.40%, 01/01/2040	25,935,000		29,307,772
Illinois Finance Authority, 3.51%, 05/15/2041	7,000,000		5,741,147
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2036 (b)	4,025,000		2,707,270
0.00%, 06/15/2038 (b)	2,750,000		1,669,488
0.00%, 06/15/2043 (b)	9,975,000		4,582,513
0.00%, 06/15/2045 (b)	23,055,000		9,419,932
Metropolitan Water Reclamation District of Greater Chicago, 5.72%, 12/01/2038	1,000,000		1,059,302
			54,487,424

Indiana - 0.5%
Indiana Finance Authority, 6.60%, 02/01/2039	34,760,000		39,268,375
Indianapolis Local Public Improvement Bond Bank, 2.47%, 01/01/2040	9,500,000		7,529,422
			46,797,797

Kansas - 0.0%(a)
Kansas Development Finance Authority, 4.93%, 04/15/2045	2,040,000		2,055,926

Kentucky - 0.2%
County of Warren, KY, 4.40%, 12/01/2038	3,100,000		3,028,040
Louisville and Jefferson County Metropolitan Sewer District
5.98%, 05/15/2040	7,950,000		8,695,947
2.25%, 05/15/2044	5,250,000		3,545,515
University of Kentucky, 5.70%, 11/01/2039	6,250,000		6,563,637
			21,833,139

Louisiana - 0.1%
City of New Orleans, LA Sewerage Service Revenue, 2.84%, 06/01/2041	2,500,000		1,964,131
City of New Orleans, LA Water System Revenue
2.89%, 12/01/2041	7,140,000		5,580,551
2.99%, 12/01/2045	5,060,000		3,683,824
East Baton Rouge Sewerage Commission, 2.44%, 02/01/2039	2,500,000		2,005,196
			13,233,702

Maine - 0.2%
City of Portland, ME
2.50%, 04/01/2039	1,760,000		1,488,202
2.50%, 04/01/2040	1,760,000		1,436,806
2.50%, 04/01/2041	1,760,000		1,393,686
Maine Health & Higher Educational Facilities Authority, 3.12%, 07/01/2043	18,415,000		14,594,027
			18,912,721

Maryland - 0.2%
Maryland Economic Development Corp., 5.43%, 05/31/2056	3,800,000		3,742,733
Maryland Health & Higher Educational Facilities Authority, 3.05%, 07/01/2040	10,000,000		7,965,345
Maryland Stadium Authority, 2.81%, 05/01/2040	7,000,000		5,663,164
			17,371,242

Massachusetts - 0.7%
Commonwealth of Massachusetts
5.46%, 12/01/2039	14,150,000		14,718,714
2.38%, 09/01/2043	3,250,000		2,401,988
2.81%, 09/01/2043	2,150,000		1,616,288
Commonwealth of Massachusetts Transportation Fund Revenue, 5.73%, 06/01/2040	15,755,000		16,684,350
Massachusetts School Building Authority
5.72%, 08/15/2039	20,755,000		21,881,801
2.95%, 05/15/2043	16,580,000		12,945,016
Massachusetts State College Building Authority, 5.93%, 05/01/2040	550,000		581,496
University of Massachusetts Building Authority
3.01%, 11/01/2043	1,000,000		779,338
3.50%, 11/01/2044	4,000,000		3,245,820
			74,854,811

Michigan - 1.0%
City of Detroit, MI, 4.00%, 04/01/2044 (c)	8,650,568		6,863,554
Detroit City School District, 7.75%, 05/01/2039	26,045,000		30,544,435
Michigan Finance Authority
3.27%, 06/01/2039	17,425,000		16,667,204
3.56%, 06/15/2045	5,215,000		4,169,387
Michigan State University, 4.17%, 08/15/2122	24,213,000		17,948,194
Plymouth-Canton Community School District, 3.00%, 05/01/2040	1,675,000		1,518,377
University of Michigan, 4.45%, 04/01/2122	24,976,000		20,149,208
Western School District, 2.90%, 05/01/2040	1,500,000		1,194,323
			99,054,682

Minnesota - 0.3%
Southern Minnesota Municipal Power Agency, 5.93%, 01/01/2043	1,450,000		1,512,194
Western Minnesota Municipal Power Agency, 6.77%, 01/01/2046	17,040,000		19,023,650
White Bear Lake Independent School District No. 624, 3.00%, 02/01/2044	8,330,000		6,786,750
			27,322,594

Mississippi - 0.0%(a)
Mississippi Development Bank, 5.46%, 10/01/2036	4,445,000		4,574,154

Missouri - 0.2%
Kansas City Land Clearance Redevelopment Authority, 6.40%, 10/15/2040 (e)	7,825,000		7,713,316
Missouri Joint Municipal Electric Utility Commission, 6.89%, 01/01/2042	11,845,000		13,030,073
			20,743,389

Nebraska - 0.2%
Lancaster County School District 001, 3.00%, 01/15/2043	6,075,000		5,157,732
Omaha Public Power District, 3.00%, 02/01/2046	10,000,000		7,923,880
West Haymarket Joint Public Agency, 6.75%, 12/15/2045	5,000,000		5,710,021
			18,791,633

Nevada - 0.4%
County of Clark Department of Aviation, 6.82%, 07/01/2045	33,715,000		38,250,453

New Hampshire - 0.2%
New Hampshire Business Finance Authority, 3.28%, 10/01/2037	4,770,000		3,242,587
New Hampshire State Turnpike System, 6.01%, 11/01/2039	16,745,000		17,994,497
			21,237,084

New Jersey - 0.7%
Bergen County Improvement Authority, 5.76%, 06/01/2040	1,980,000		2,107,611
City of Bayonne, NJ, 2.81%, 07/01/2039	5,725,000		4,622,147
Clifton Board of Education, 2.13%, 08/15/2044	4,560,000		3,001,997
County of Essex, NJ, 2.00%, 09/01/2044	3,560,000		2,358,498
New Jersey Institute of Technology, 3.42%, 07/01/2042	6,455,000		5,242,471
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2039 (b)	43,300,000		25,045,456
0.00%, 12/15/2040 (b)	10,145,000		5,553,681
New Jersey Turnpike Authority
7.41%, 01/01/2040	20,442,000		24,684,880
7.10%, 01/01/2041	2,054,000		2,405,597
			75,022,338

New York - 1.3%
City of New York, NY, 5.97%, 03/01/2036	1,645,000		1,750,121
Long Island Power Authority, 5.85%, 05/01/2041	9,250,000		9,555,004
Metropolitan Transportation Authority, 7.34%, 11/15/2039	21,965,000		26,295,301
New York City Industrial Development Agency, 2.44%, 01/01/2036	5,895,000		4,741,077
New York City Municipal Water Finance Authority
5.75%, 06/15/2041	12,480,000		12,833,318
5.72%, 06/15/2042	5,650,000		5,794,081
6.01%, 06/15/2042	15,630,000		16,495,402
5.88%, 06/15/2044	3,740,000		3,889,110
New York Liberty Development Corp.
3.00%, 02/15/2042	5,500,000		4,746,911
2.75%, 02/15/2044	12,500,000		9,441,309
New York State Dormitory Authority, 5.10%, 08/01/2034	1,875,000		1,757,576
Triborough Bridge & Tunnel Authority, 5.50%, 11/15/2039	29,655,000		31,023,231
Western Nassau County Water Authority, 2.96%, 04/01/2041	1,500,000		1,206,547
			129,528,988

Ohio - 1.0%
American Municipal Power, Inc.
6.05%, 02/15/2043	13,670,000		14,348,264
6.45%, 02/15/2044	18,045,000		19,449,834
8.08%, 02/15/2050	9,575,000		12,360,615
County of Hamilton, OH, 3.76%, 06/01/2042	11,955,000		10,070,372
Ohio Higher Educational Facility Commission, 4.50%, 12/01/2026	2,740,000		2,725,136
Ohio State University
4.91%, 06/01/2040	23,165,000		23,119,295
4.80%, 06/01/2111	23,075,000		19,711,526
			101,785,042

Oklahoma - 0.3%
Oklahoma Development Finance Authority
5.45%, 08/15/2028	10,620,000		10,558,205
5.27%, 10/01/2042	8,830,585		9,086,709
4.62%, 06/01/2044	5,000,000		4,923,696
Oklahoma Municipal Power Authority, 6.44%, 01/01/2045	800,000		866,605
			25,435,215

Oregon - 0.2%
Clackamas & Washington Counties School District No. 3, 0.00%, 06/15/2038 (b)	1,900,000		1,133,792
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, 0.00%, 06/15/2039 (b)	9,500,000		5,274,805
Salem-Keizer School District No. 24J
0.00%, 06/15/2039 (b)	3,000,000		1,705,944
0.00%, 06/15/2040 (b)	12,395,000		6,576,802
State of Oregon, 5.38%, 08/01/2039	3,870,000		4,007,926
Tri-County Metropolitan Transportation District of Oregon, 2.86%, 09/01/2041	750,000		604,270
			19,303,539

Pennsylvania - 1.1%
Berks County Industrial Development Authority, 4.45%, 05/15/2027	545,000		544,214
Commonwealth Financing Authority, 3.53%, 06/01/2042	4,775,000		4,109,182
Montgomery County Industrial Development Authority, 3.15%, 11/15/2028	10,000,000		9,348,628
Pennsylvania Economic Development Financing Authority
6.53%, 06/15/2039	6,500,000		7,211,712
3.14%, 06/15/2042	7,645,000		6,150,543
Pennsylvania Turnpike Commission
6.11%, 12/01/2039	37,990,000		41,382,952
3.00%, 12/01/2042	9,830,000		8,242,433
5.51%, 12/01/2045	1,535,000		1,520,158
5.56%, 12/01/2049	13,490,000		13,325,237
Union County Hospital Authority, 4.40%, 08/01/2028	665,000		668,159
University of Pittsburgh-of the Commonwealth System of Higher Education, 3.56%, 09/15/2119	31,069,000		20,083,514
			112,586,732

Puerto Rico - 0.1%
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 08/20/2040	6,813,584		6,633,357
Puerto Rico Highway & Transportation Authority, 0.00%, 07/01/2026 (b)	7,000,000		6,702,500
			13,335,857

Rhode Island - 0.0%(a)
State of Rhode Island, 2.25%, 08/01/2041	1,550,000		1,152,537

South Carolina - 0.1%
South Carolina Public Service Authority, 6.45%, 01/01/2050	11,175,000		12,305,083
			12,305,083

Tennessee - 0.7%
County of Putnam, TN
2.00%, 04/01/2038	4,115,000		3,304,516
2.00%, 04/01/2039	4,195,000		3,284,355
2.13%, 04/01/2041	4,360,000		3,232,059
Metropolitan Government Nashville & Davidson County Sports Authority, 5.60%, 07/01/2056	13,200,000		13,655,734
Metropolitan Government of Nashville & Davidson County, 1.75%, 01/01/2037	34,350,000		27,407,240
Metropolitan Government of Nashville & Davidson County, TN Water & Sewer Revenue, 6.69%, 07/01/2041	1,545,000		1,765,250
New Memphis Arena Public Building Authority
0.00%, 04/01/2044 (b)	6,020,000		2,341,883
0.00%, 04/01/2045 (b)	6,000,000		2,201,515
0.00%, 04/01/2046 (b)	4,900,000		1,695,171
Tennessee State School Bond Authority, 2.66%, 11/01/2045	11,710,000		8,264,865
			67,152,588

Texas - 4.1%
Austin Independent School District
1.88%, 08/01/2038	12,265,000		9,505,311
5.25%, 08/01/2043	5,000,000		5,537,119
5.25%, 08/01/2045	3,000,000		3,274,454
Central Texas Regional Mobility Authority, 3.27%, 01/01/2045	4,310,000		3,285,549
City of Dallas, TX
0.00%, 02/15/2032 (b)	15,000,000		11,523,528
0.00%, 02/15/2034 (b)	14,315,000		9,923,353
City of Fort Worth, TX Drainage Utility System Revenue, 2.25%, 02/15/2044	4,590,000		3,278,858
City of Frisco, TX
2.00%, 02/15/2039	4,835,000		3,810,057
2.00%, 02/15/2040	4,925,000		3,722,308
City of Houston, TX
6.29%, 03/01/2032	655,000		700,058
5.54%, 03/01/2037	7,100,000		7,608,027
City of Irving, TX, 7.38%, 08/15/2044	3,500,000		3,501,560
City of San Antonio, TX Electric & Gas Systems Revenue
5.99%, 02/01/2039	25,134,000		27,183,233
5.72%, 02/01/2041	22,345,000		22,503,395
Colony Economic Development Corp., 7.25%, 10/01/2042	5,000,000		4,950,970
County of Bexar, TX, 3.03%, 08/15/2041	5,515,000		4,392,614
Dallas Area Rapid Transit
2.82%, 12/01/2042	5,000,000		3,908,650
6.00%, 12/01/2044	17,335,000		18,165,790
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/2042	28,295,000		32,137,184
Dallas County Hospital District, 5.62%, 08/15/2044	2,965,000		2,991,586
Dallas Fort Worth International Airport
3.09%, 11/01/2040	21,265,000		17,713,001
5.00%, 11/01/2042	1,225,000		1,216,342
Downtown Dallas Development Authority, 0.00%, 08/15/2036 (b)	6,730,000		4,045,847
Elgin Independent School District, 3.00%, 08/01/2046	4,000,000		3,198,570
Forney Independent School District
2.50%, 08/15/2039	7,330,000		6,110,644
2.50%, 08/15/2040	7,300,000		5,947,267
2.50%, 08/15/2041	4,385,000		3,495,314
Fort Bend Grand Parkway Toll Road Authority, 3.00%, 03/01/2039	2,150,000		1,951,637
Frenship Independent School District, 3.00%, 02/15/2046	7,000,000		5,543,072
Godley Independent School District, 3.00%, 02/15/2046	15,460,000		12,303,360
Grand Parkway Transportation Corp., 5.18%, 10/01/2042	8,825,000		9,055,129
Humble Independent School District, 3.00%, 02/15/2041	4,500,000		3,964,698
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 2.99%, 11/01/2041	36,610,000		29,221,384
New Hope Cultural Education Facilities Corp., 4.00%, 08/01/2026 (f)	169,148		0
North Texas Tollway Authority
8.41%, 02/01/2030	3,743,000		4,049,308
3.01%, 01/01/2043	1,000,000		773,113
6.72%, 01/01/2049	33,890,000		38,358,708
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028 (e)	10,500,000		9,517,078
Port of Beaumont Navigation District, 10.00%, 07/01/2026 (e)	6,500,000		6,524,608
Stafford Municipal School District, 3.08%, 08/15/2041	1,525,000		1,278,160
State of Texas
2.13%, 08/01/2037	3,430,000		2,872,156
5.52%, 04/01/2039	41,820,000		43,881,651
Texas Public Finance Authority
2.47%, 02/01/2040	1,100,000		830,918
2.96%, 02/01/2041	1,455,000		1,166,912
Texas Transportation Commission, 2.47%, 10/01/2044	5,000,000		3,507,094
Texas Water Development Board, 3.00%, 10/15/2045	11,435,000		9,072,267
Westwood Independent School District, 3.00%, 02/15/2047	3,565,000		2,824,654
			410,326,496

Utah - 0.1%
City of Ogden City, UT Sewer & Water Revenue, 3.00%, 06/15/2045	3,100,000		2,438,631
County of Salt Lake, UT Convention Hotel Revenue, 5.75%, 10/01/2047 (e)	5,000,000		4,433,047
			6,871,678

Virginia - 0.5%
Hampton Roads Sanitation District, 2.78%, 02/01/2039	1,300,000		1,059,203
University of Virginia
6.20%, 09/01/2039	10,045,000		11,298,457
4.18%, 09/01/2117	26,130,000		20,050,722
3.23%, 09/01/2119	27,950,000		16,476,536
Virginia Housing Development Authority
3.90%, 04/01/2042	3,155,000		2,692,707
2.96%, 09/01/2045	1,205,000		874,645
			52,452,270

Washington - 1.4%
Central Puget Sound Regional Transit Authority, 5.49%, 11/01/2039	38,190,000		39,917,277
City of Tacoma, WA Water Revenue
5.75%, 12/01/2039	20,000,000		21,173,304
5.62%, 12/01/2040	6,740,000		7,012,279
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue, 5.50%, 09/01/2040	8,850,000		8,947,894
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project, 2.92%, 01/01/2040	2,500,000		2,084,769
King County Housing Authority
3.00%, 11/01/2039	3,600,000		3,218,311
3.00%, 06/01/2040	19,040,000		16,349,429
3.00%, 08/01/2040	5,725,000		4,924,757
King County Public Hospital District No 4, 5.50%, 12/01/2035	1,000,000		1,005,135
NJB Properties, 5.51%, 12/01/2036	6,580,000		6,993,812
University of Washington
6.06%, 07/01/2039	10,660,000		11,734,757
5.00%, 10/01/2040	6,305,000		6,284,839
Washington Biomedical Research Facilities 3, 6.52%, 07/01/2042	5,220,000		5,754,371
Washington State University, 7.40%, 04/01/2041	4,000,000		4,705,687
			140,106,621

Wisconsin - 0.2%
County of Marathon, WI
2.00%, 02/01/2037	2,380,000		1,913,474
2.00%, 02/01/2038	2,635,000		2,061,888
2.00%, 02/01/2039	2,565,000		1,940,105
Milwaukee Redevelopment Authority, 0.00%, 04/01/2039 (b)	1,000,000		500,049
Public Finance Authority
7.50%, 06/01/2029 (e)	5,750,000		5,611,761
5.29%, 07/01/2029	5,000,000		5,069,500
4.15%, 05/15/2031	3,635,000		3,646,592
			20,743,369
TOTAL MUNICIPAL BONDS (Cost $2,487,878,039)			2,475,606,274

CORPORATE BONDS - 20.1%	Par		Value
Aerospace & Defense - 0.2%
Moog, Inc., 4.25%, 12/15/2027 (e)	10,393,000		10,341,057
TransDigm, Inc.
6.38%, 03/01/2029 (e)	500,000		515,608
6.63%, 03/01/2032 (e)	5,000,000		5,203,115
6.38%, 05/31/2033 (e)	2,500,000		2,568,740
6.25%, 01/31/2034 (e)	500,000		518,770
6.75%, 01/31/2034 (e)	750,000		784,132
			19,931,422

Automobile Components - 0.3%
Aptiv Swiss Holdings Ltd., 5.15%, 09/13/2034	7,970,000		8,082,260
Dana, Inc.
5.63%, 06/15/2028	6,065,000		6,072,278
4.50%, 02/15/2032	4,208,000		4,130,692
Garrett Motion Holdings, Inc., 7.75%, 05/31/2032 (e)	5,150,000		5,447,315
Phinia, Inc., 6.63%, 10/15/2032 (e)	5,399,000		5,610,176
			29,342,721

Automobiles - 0.1%
Thor Industries, Inc., 4.00%, 10/15/2029 (e)	8,850,000		8,480,982

Banks - 4.1%
Atlantic Union Bankshares Corp., 2.88% to 12/15/2026 then 3 mo. Term SOFR + 1.86%, 12/15/2031	5,000,000		4,532,805
Australia & New Zealand Banking Group Ltd.
6.74%, 12/08/2032 (e)	7,000,000		7,790,312
5.20% to 09/30/2034 then 1 yr. CMT Rate + 1.47%, 09/30/2035 (e)	5,000,000		5,060,536
Bank of America Corp., 5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	4,500,000		4,731,473
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037	15,000,000		13,497,435
Bank OZK, 2.75% to 10/01/2026 then 3 mo. Term SOFR + 2.09%, 10/01/2031	14,675,000		13,843,074
Barclays PLC, 6.13% to 06/15/2026 then 5 yr. CMT Rate + 5.87%, Perpetual	20,050,000		20,080,155
BOKF NA, 6.11% to 11/06/2035 then 5 yr. CMT Rate + 2.00%, 11/06/2040	5,750,000		5,861,014
BPCE SA, 6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (e)	10,471,000		11,207,390
Byline Bancorp, Inc., 6.88% to 08/15/2030 then 3 mo. Term SOFR + 3.22%, 08/15/2035 (e)	6,500,000		6,685,544
CNB Financial Corp., 3.25% to 06/15/2026 then 3 mo. Term SOFR + 2.58%, 06/15/2031 (e)	3,000,000		2,882,078
Commonwealth Bank of Australia
5.84%, 03/13/2034 (e)	5,000,000		5,303,234
5.93% to 03/14/2045 then 1 yr. CMT Rate + 1.32%, 03/14/2046 (e)	5,000,000		5,193,741
Deutsche Bank AG, 7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034	3,000,000		3,300,765
Equity Bancshares, Inc., 7.13% to 08/01/2030 then SOFR + 3.49%, 08/01/2035	4,000,000		4,104,132
Fifth Third Bancorp, 8.25%, 03/01/2038	10,000,000		12,395,245
First Busey Corp., 5.00% to 06/15/2027 then 3 mo. Term SOFR + 2.52%, 06/15/2032	5,000,000		4,817,039
First Citizens BancShares, Inc./NC, 6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	14,766,000		15,112,115
First Financial Bancorp, 6.38% to 12/01/2030 then 3 mo. Term SOFR + 3.00%, 12/01/2035	12,150,000		12,280,005
First Financial Bancorp., 8.96% (3 mo. Term SOFR + 5.09%), 05/15/2030	10,500,000		10,485,310
First Interstate BancSystem, Inc., 7.63% to 06/15/2030 then 3 mo. Term SOFR + 3.98%, 06/15/2035	5,000,000		5,237,500
First Mid Bancshares, Inc., 7.71% (3 mo. Term SOFR + 3.83%), 10/15/2030	3,905,000		3,869,519
First National of Nebraska, Inc., 7.25% to 06/15/2030 then 3 mo. Term SOFR + 3.61%, 06/15/2035 (e)	15,550,000		16,192,958
FNB Corp./PA, 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	7,850,000		8,029,329
Hilltop Holdings, Inc., 6.13% to 05/15/2030 then 3 mo. Term SOFR + 5.80%, 05/15/2035	11,750,000		11,573,750
Home BancShares, Inc., 3.13% to 01/30/2027 then 3 mo. Term SOFR + 1.82%, 01/30/2032	18,436,000		16,867,715
Huntington Bancshares, Inc., 6.14% to 11/18/2034 then 5 yr. CMT Rate + 1.70%, 11/18/2039	1,000,000		1,043,681
Independent Bank Corp., 7.25% to 04/01/2030 then 3 mo. Term SOFR + 3.53%, 04/01/2035	11,500,000		12,045,851
JPMorgan Chase & Co.
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	10,000,000		11,076,091
5.34% to 01/23/2034 then SOFR + 1.62%, 01/23/2035	3,000,000		3,139,438
Mercantile Bank Corp., 3.25% to 01/30/2027 then 3 mo. Term SOFR + 2.12%, 01/30/2032	7,000,000		6,601,111
National Australia Bank Ltd., 3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (e)	9,500,000		8,750,714
NatWest Group PLC, 6.48% to 06/01/2029 then 5 yr. CMT Rate + 2.20%, 06/01/2034	1,000,000		1,051,301
Nicolet Bankshares, Inc., 3.13% to 07/15/2026 then 3 mo. Term SOFR + 2.38%, 07/15/2031	4,000,000		3,765,868
Old National Bank/Evansville IN, 5.88%, 09/29/2026	7,515,000		7,564,836
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	5,000,000		5,297,064
Regions Bank, 6.45%, 06/26/2037	15,677,000		17,145,236
Renasant Corp.
3.00% to 12/01/2026 then 3 mo. Term SOFR + 1.91%, 12/01/2031	8,030,000		7,487,975
4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035	9,900,000		9,243,761
Simmons First National Corp., 6.25% to 10/01/2030 then 3 mo. Term SOFR + 3.02%, 10/01/2035	10,000,000		10,145,400
Southside Bancshares, Inc.
7.53% (3 mo. Term SOFR + 3.66%), 11/15/2030	5,000,000		4,953,717
7.00% to 08/15/2030 then 3 mo. Term SOFR + 3.57%, 08/15/2035	7,900,000		8,105,303
SouthState Corp., 7.00% to 06/13/2030 then SOFR + 3.19%, 06/13/2035	10,500,000		11,052,910
Synovus Financial Corp., 7.54% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029	4,000,000		4,184,860
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031	10,942,000		10,781,444
Texas Capital Bank, 5.25%, 01/31/2026	5,250,000		5,250,231
Towne Bank, 3.13% to 02/15/2027 then 3 mo. Term SOFR + 1.68%, 02/15/2032	4,750,000		4,310,673
Trustmark Corp.
3.63% to 12/01/2025 then 3 mo. Term SOFR + 3.39%, 12/01/2030	6,500,000		6,500,000
6.00% to 12/01/2030 then 3 mo. Term SOFR + 2.60%, 12/01/2035	15,000,000		15,055,147
Wells Fargo & Co., 4.89% to 09/15/2035 then SOFR + 1.34%, 09/15/2036	2,000,000		2,017,965
Wintrust Financial Corp., 4.85%, 06/06/2029	7,200,000		7,154,900
WSFS Financial Corp., 2.75% to 12/15/2025 then 3 mo. Term SOFR + 2.49%, 12/15/2030	5,470,000		5,465,898
			420,125,548

Beverages - 0.2%
Coca-Cola Co., 5.40%, 05/13/2064	15,000,000		14,996,978

Biotechnology - 0.2%
AbbVie, Inc.
4.40%, 11/06/2042	11,398,000		10,360,771
5.50%, 03/15/2064	8,000,000		7,980,089
Gilead Sciences, Inc., 4.80%, 04/01/2044	3,000,000		2,813,472
			21,154,332

Broadline Retail - 0.3%
Amazon.com, Inc.
3.25%, 05/12/2061	11,310,000		7,497,080
5.55%, 11/20/2065	25,000,000		25,137,136
			32,634,216

Building Products - 0.3%
Builders FirstSource, Inc.
5.00%, 03/01/2030 (e)	11,250,000		11,212,453
4.25%, 02/01/2032 (e)	7,800,000		7,419,957
6.75%, 05/15/2035 (e)	1,850,000		1,953,494
Masterbrand, Inc., 7.00%, 07/15/2032 (e)	3,000,000		3,098,685
Standard Building Solutions, Inc., 6.25%, 08/01/2033 (e)	3,750,000		3,848,944
			27,533,533

Capital Markets - 0.3%
Ares Capital Corp.
3.20%, 11/15/2031	14,773,000		13,091,495
5.80%, 03/08/2032	7,250,000		7,334,732
Brookfield Corp., 7.38%, 03/01/2033	3,000,000		3,479,136
MSCI, Inc., 3.63%, 11/01/2031 (e)	9,567,000		9,033,652
			32,939,015

Chemicals - 0.1%
Avient Corp., 6.25%, 11/01/2031 (e)	8,122,000		8,296,477

Commercial Services & Supplies - 0.1%
ADT Security Corp., 5.88%, 10/15/2033 (e)	3,900,000		3,968,075
Central Storage Safety Project Trust, 4.82%, 02/01/2038 (e)	5,145,280		4,965,308
Cimpress PLC, 7.38%, 09/15/2032 (e)	2,500,000		2,553,330
			11,486,713

Communications Equipment - 0.0%(a)
Cisco Systems, Inc., 5.35%, 02/26/2064	3,000,000		2,919,342

Construction Materials - 0.0%(a)
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (e)	2,000,000		2,078,440
6.75%, 03/01/2033 (e)	1,500,000		1,563,161
			3,641,601

Consumer Finance - 0.8%
Ally Financial, Inc.
6.70%, 02/14/2033	16,294,000		17,069,309
6.65% to 01/17/2035 then 5 yr. CMT Rate + 2.45%, 01/17/2040	2,000,000		2,010,838
Credit Acceptance Corp., 6.63%, 03/15/2030 (e)	7,821,000		7,778,810
Ford Motor Credit Co., LLC
7.35%, 03/06/2030	7,324,000		7,863,362
7.12%, 11/07/2033	10,250,000		11,051,265
General Motors Financial Co., Inc.
5.95%, 04/04/2034	3,750,000		3,948,513
5.45%, 09/06/2034	7,000,000		7,138,791
OneMain Finance Corp.
3.88%, 09/15/2028	2,645,000		2,568,949
6.63%, 05/15/2029	9,500,000		9,842,190
5.38%, 11/15/2029	8,853,000		8,846,451
6.13%, 05/15/2030	1,500,000		1,525,334
6.50%, 03/15/2033	5,000,000		5,028,300
			84,672,112

Containers & Packaging - 0.4%
Ball Corp., 5.50%, 09/15/2033	4,100,000		4,180,094
Berry Global, Inc., 5.65%, 01/15/2034	16,102,000		16,890,314
Graphic Packaging International, LLC, 3.75%, 02/01/2030 (e)	14,683,000		13,917,646
Sealed Air Corp., 5.00%, 04/15/2029 (e)	1,849,000		1,863,300
			36,851,354

Distributors - 0.0%(a)
Genuine Parts Co., 2.75%, 02/01/2032	5,000,000		4,434,388

Diversified Consumer Services - 2.2%
California Institute of Technology
4.70%, 11/01/2111	16,053,000		13,197,822
4.28%, 09/01/2116	3,800,000		2,799,781
3.65%, 09/01/2119	8,908,000		5,844,887
Case Western Reserve University, 5.41%, 06/01/2122	18,780,000		17,822,229
Claremont Mckenna College, 3.78%, 01/01/2122	16,026,000		10,759,938
Massachusetts Institute of Technology
7.25%, 11/02/2096	2,750,000		3,588,920
5.60%, 07/01/2111	18,680,000		19,108,497
4.68%, 07/01/2114	22,861,000		19,583,268
3.89%, 07/01/2116	27,233,000		19,466,257
Nature Conservancy
1.71%, 07/01/2031	1,250,000		1,068,497
1.81%, 07/01/2032	1,150,000		962,775
1.86%, 07/01/2033	532,000		432,405
Prime Security Services Borrower, LLC
5.75%, 04/15/2026 (e)	807,000		810,164
3.38%, 08/31/2027 (e)	8,670,000		8,474,250
Service Corp. International, 4.00%, 05/15/2031	9,144,000		8,738,128
Trustees of the University of Pennsylvania
4.67%, 09/01/2112	16,424,000		13,920,845
3.61%, 02/15/2119	27,778,000		18,139,916
United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc., 2.15%, 02/01/2031	4,565,000		4,163,866
University of Southern California
5.25%, 10/01/2111	21,972,000		21,259,909
3.23%, 10/01/2120	19,679,000		11,740,280
Washington University, 4.35%, 04/15/2122	25,246,000		19,574,290
YMCA Greater New York - 2025, 2.30%, 08/01/2026	2,895,000		2,848,317
YMCA of Greater New York, 2.30%, 08/01/2026	2,835,000		2,793,844
			227,099,085

Diversified REITs - 0.1%
Global Net Lease, Inc.
3.75%, 12/15/2027 (e)	1,650,000		1,602,740
4.50%, 09/30/2028 (e)	5,000,000		4,877,959
			6,480,699

Diversified Telecommunication Services - 0.2%
AT&T, Inc., 5.55%, 11/01/2045	5,000,000		4,916,121
Verizon Communications, Inc., 5.75%, 11/30/2045	10,000,000		10,092,480
			15,008,601

Electric Utilities - 0.5%
Brazos Securitization LLC, 5.41%, 09/01/2050 (e)	9,700,000		9,489,697
Denton County Electric Cooperative, Inc., Series 2022, 5.32%, 02/15/2048 (e)	17,000,000		16,918,186
PG&E Recovery Funding LLC, 5.53%, 06/01/2049	20,000,000		20,497,424
SCE Recovery Funding LLC, 5.54%, 09/15/2050	4,000,000		4,077,351
			50,982,658

Electrical Equipment - 0.3%
Regal Rexnord Corp.
6.30%, 02/15/2030	1,906,000		2,025,625
6.40%, 04/15/2033	5,850,000		6,312,440
Sensata Technologies BV, 4.00%, 04/15/2029 (e)	6,427,000		6,282,007
Sensata Technologies, Inc.
4.38%, 02/15/2030 (e)	10,338,000		10,104,847
3.75%, 02/15/2031 (e)	2,955,000		2,767,399
6.63%, 07/15/2032 (e)	3,500,000		3,662,428
			31,154,746

Electronic Equipment, Instruments & Components - 0.3%
CDW Finance Corp., 5.55%, 08/22/2034	8,087,000		8,324,179
Corning, Inc., 5.75%, 08/15/2040	18,803,000		19,745,577
			28,069,756

Financial Services - 0.4%
American AgCredit Corp., 5.25% to 06/15/2026 then 5 yr. CMT Rate + 4.50%, Perpetual (e)	6,500,000		6,356,708
American AGcredit FLCA, 3.38% to 06/15/2031 then SOFR + 2.12%, 06/15/2036 (e)	10,000,000		8,389,461
Compeer Financial ACA, 7.88% to 02/15/2031 then 5 yr. CMT Rate + 4.16%, Perpetual (e)	8,625,000		8,682,467
Compeer Financial FLCA
2.75% to 06/01/2026 then 3 mo. Term SOFR + 2.03%, 06/01/2031 (e)	5,000,000		4,849,903
3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036 (e)	4,750,000		3,856,910
Global Payments, Inc., 5.55%, 11/15/2035	5,250,000		5,248,537
			37,383,986

Food Products - 0.2%
Mars, Inc.
2.38%, 07/16/2040 (e)	4,960,000		3,622,454
5.65%, 05/01/2045 (e)	4,000,000		4,095,301
5.80%, 05/01/2065 (e)	10,830,000		11,129,601
Post Holdings, Inc., 6.25%, 10/15/2034 (e)	1,000,000		1,018,142
			19,865,498

Ground Transportation - 0.2%
ERAC USA Finance, LLC, 7.00%, 10/15/2037 (e)	18,952,000		22,180,608

Healthcare Equipment & Supplies - 0.0%(a)
Teleflex, Inc., 4.25%, 06/01/2028 (e)	2,800,000		2,764,292

Healthcare Providers & Services - 1.7%
Baptist Health South Florida, Inc., 4.34%, 11/15/2041	14,760,000		13,120,296
Centene Corp.
4.63%, 12/15/2029	4,000,000		3,870,181
3.38%, 02/15/2030	6,950,000		6,393,561
3.00%, 10/15/2030	11,090,000		9,903,536
2.50%, 03/01/2031	11,000,000		9,490,938
Cleveland Clinic Foundation, 4.86%, 01/01/2114	21,636,000		19,015,642
CommonSpirit Health, 5.58%, 09/01/2045	7,000,000		6,960,696
Dignity Health, 5.27%, 11/01/2064	10,000,000		9,214,847
Hackensack Meridian Health, Inc., 2.68%, 09/01/2041	14,920,000		10,970,542
HCA, Inc., 5.45%, 09/15/2034	2,000,000		2,076,709
Kaiser Foundation Hospitals, 4.15%, 05/01/2047	10,000,000		8,495,664
Molina Healthcare, Inc.
4.38%, 06/15/2028 (e)	9,904,000		9,645,313
6.50%, 02/15/2031 (e)	5,000,000		5,113,821
New York and Presbyterian Hospital
4.76%, 08/01/2116	15,050,000		12,684,551
3.95%, 08/01/2119	5,000,000		3,549,919
Orlando Health Obligated Group
2.89%, 10/01/2035	1,000,000		875,215
5.48%, 10/01/2035	5,000,000		5,248,893
Penn State Health, 3.81%, 11/01/2049	5,920,000		4,271,016
Piedmont Healthcare, Inc., 2.72%, 01/01/2042	12,924,000		9,314,312
Sutter Health, 3.16%, 08/15/2040	14,677,000		11,784,020
Tenet Healthcare Corp., 6.00%, 11/15/2033 (e)	500,000		516,604
Toledo Hospital, 6.02%, 11/15/2048	6,980,000		6,985,591
UnitedHealth Group, Inc., 5.50%, 07/15/2044	5,000,000		5,042,208
			174,544,075

Hotel & Resort REITs - 0.2%
Host Hotels & Resorts LP
5.70%, 06/15/2032	5,000,000		5,221,299
5.70%, 07/01/2034	2,000,000		2,073,278
5.50%, 04/15/2035	8,000,000		8,139,427
			15,434,004

Hotels, Restaurants & Leisure - 0.7%
Bloomin' Brands, Inc., 5.13%, 04/15/2029 (e)	7,650,000		6,864,640
Choice Hotels International, Inc., 5.85%, 08/01/2034	12,250,000		12,596,925
Hilton Grand Vacations Borrower LLC, Inc.
4.88%, 07/01/2031 (e)	1,950,000		1,807,841
6.63%, 01/15/2032 (e)	4,000,000		4,076,632
Hyatt Hotels Corp., 5.75%, 03/30/2032	3,000,000		3,149,753
Light & Wonder International, Inc., 6.25%, 10/01/2033 (e)	1,500,000		1,510,155
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033 (e)	11,175,000		10,634,969
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (e)	12,289,000		12,038,853
Papa John's International, Inc., 3.88%, 09/15/2029 (e)	4,374,000		4,221,132
Station Casinos, LLC
4.50%, 02/15/2028 (e)	4,818,000		4,771,280
4.63%, 12/01/2031 (e)	400,000		378,862
6.63%, 03/15/2032 (e)	4,500,000		4,611,677
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028 (e)	5,730,000		5,658,345
			72,321,064

Household Durables - 0.7%
Ashton Woods USA, LLC
4.63%, 04/01/2030 (e)	8,100,000		7,675,234
6.88%, 08/01/2033 (e)	4,500,000		4,527,067
Century Communities, Inc., 3.88%, 08/15/2029 (e)	8,646,000		8,234,285
Installed Building Products, Inc., 5.75%, 02/01/2028 (e)	8,113,000		8,156,356
K Hovnanian Enterprises, Inc., 8.00%, 04/01/2031 (e)	3,250,000		3,347,172
KB Home, 4.80%, 11/15/2029	1,882,000		1,885,965
M/I Homes, Inc.
4.95%, 02/01/2028	4,763,000		4,753,218
3.95%, 02/15/2030	9,816,000		9,428,875
Meritage Homes Corp., 5.65%, 03/15/2035	8,450,000		8,677,543
Newell Brands, Inc.
6.38%, 05/15/2030	2,616,000		2,520,446
6.63%, 05/15/2032	1,000,000		944,142
Somnigroup International, Inc., 3.88%, 10/15/2031 (e)	5,241,000		4,917,093
Taylor Morrison Communities, Inc., 5.75%, 11/15/2032 (e)	1,750,000		1,804,857
TopBuild Corp., 5.63%, 01/31/2034 (e)	750,000		760,805
			67,633,058

Interactive Media & Services - 0.3%
Alphabet, Inc.
5.30%, 05/15/2065	6,000,000		5,904,414
5.70%, 11/15/2075	5,000,000		5,146,733
Meta Platforms, Inc.
5.50%, 11/15/2045	9,000,000		9,008,276
5.75%, 11/15/2065	10,000,000		9,965,333
			30,024,756

IT Services - 0.1%
ASGN, Inc., 4.63%, 05/15/2028 (e)	7,650,000		7,504,912

Life Sciences Tools & Services - 0.3%
Avantor Funding, Inc., 4.63%, 07/15/2028 (e)	2,900,000		2,874,930
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (e)	21,200,000		20,471,697
4.00%, 03/15/2031 (e)	250,000		236,721
Icon Investments Six DAC, 6.00%, 05/08/2034	4,500,000		4,774,280
IQVIA, Inc.
5.00%, 10/15/2026 (e)	1,300,000		1,300,147
5.00%, 05/15/2027 (e)	3,000,000		3,001,894
6.25%, 06/01/2032 (e)	1,500,000		1,570,822
			34,230,491

Machinery - 0.3%
Allison Transmission, Inc.
4.75%, 10/01/2027 (e)	5,299,000		5,294,756
5.88%, 06/01/2029 (e)	1,750,000		1,780,081
3.75%, 01/30/2031 (e)	13,782,000		12,863,113
5.88%, 12/01/2033 (e)	2,250,000		2,271,914
Wabash National Corp., 4.50%, 10/15/2028 (e)	6,333,000		5,804,776
			28,014,640

Media - 0.3%
CCO Holdings Capital Corp., 4.25%, 01/15/2034 (e)	6,750,000		5,726,078
Charter Communications Operating, LLC
5.85%, 12/01/2035	4,250,000		4,261,708
3.50%, 03/01/2042	11,138,000		7,822,647
Sirius XM Radio LLC
4.00%, 07/15/2028 (e)	4,771,000		4,654,793
3.88%, 09/01/2031 (e)	10,524,000		9,605,796
			32,071,022

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Arbor Realty SR, Inc., 5.00%, 12/30/2028 (e)	5,000,000		4,616,954
Arbor Realty Trust, Inc., 4.50%, 03/15/2027 (e)	5,000,000		4,830,248
			9,447,202

Personal Care Products - 0.0%(a)
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 5.60%, 01/15/2031 (e)	2,250,000		2,266,646

Pharmaceuticals - 0.6%
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032 (e)	1,200,000		1,269,032
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	10,481,000		9,664,043
5.65%, 02/22/2064	15,500,000		15,649,111
Eli Lilly & Co., 5.65%, 10/15/2065	10,000,000		10,357,502
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/2043	5,000,000		4,876,700
5.34%, 05/19/2063	3,000,000		2,849,149
Wyeth, LLC, 5.95%, 04/01/2037	12,603,000		13,779,956
			58,445,493

Professional Services - 0.7%
Amentum Holdings, Inc., 7.25%, 08/01/2032 (e)	9,043,000		9,499,283
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033	4,000,000		4,212,334
5.95%, 04/15/2035	23,000,000		23,924,567
CACI International, Inc., 6.38%, 06/15/2033 (e)	2,750,000		2,870,323
Science Applications International Corp.
4.88%, 04/01/2028 (e)	27,078,000		26,914,755
5.88%, 11/01/2033 (e)	1,750,000		1,744,465
			69,165,727

Real Estate Management & Development - 0.1%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028 (e)	2,300,000		2,327,096
MMH Master LLC, 6.75%, 02/01/2044 (e)	10,250,000		10,540,078
Wildflower Improvement Association, 6.63%, 03/01/2031 (e)	2,047,183		2,028,087
			14,895,261

Retail REITs - 0.2%
Simon Property Group LP
6.75%, 02/01/2040	8,902,000		10,369,448
4.75%, 03/15/2042	5,981,000		5,594,948
			15,964,396

Semiconductors & Semiconductor Equipment - 0.0%(a)
Amkor Technology, Inc., 5.88%, 10/01/2033 (e)	750,000		764,453

Software - 0.4%
Microsoft Corp., 3.04%, 03/17/2062	9,000,000		5,837,264
Open Text Corp.
3.88%, 02/15/2028 (e)	8,825,000		8,615,180
3.88%, 12/01/2029 (e)	6,680,000		6,341,806
Oracle Corp.
6.50%, 04/15/2038	10,000,000		10,472,632
5.88%, 09/26/2045	12,250,000		11,557,875
			42,824,757

Specialty Retail - 1.0%
Asbury Automotive Group, Inc.
4.75%, 03/01/2030	5,000,000		4,913,012
5.00%, 02/15/2032 (e)	12,200,000		11,883,456
AutoNation, Inc.
3.85%, 03/01/2032	11,086,000		10,446,056
5.89%, 03/15/2035	9,000,000		9,400,096
Group 1 Automotive, Inc., 4.00%, 08/15/2028 (e)	14,014,000		13,739,628
Home Depot, Inc.
3.30%, 04/15/2040	3,600,000		2,981,440
5.40%, 09/15/2040	11,497,000		12,007,729
Ken Garff Automotive, LLC, 4.88%, 09/15/2028 (e)	16,197,000		16,173,241
Lithia Motors, Inc.
3.88%, 06/01/2029 (e)	8,772,000		8,459,008
4.38%, 01/15/2031 (e)	7,000,000		6,723,627
Penske Automotive Group, Inc., 3.75%, 06/15/2029	9,450,000		9,144,700
			105,871,993

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC / EMC Corp., 5.10%, 02/15/2036	3,500,000		3,496,668
Dell International, LLC, 8.10%, 07/15/2036	18,910,000		23,071,181
			26,567,849

Textiles, Apparel & Luxury Goods - 0.1%
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (e)	11,450,000		10,510,593

Trading Companies & Distributors - 0.2%
Ashtead Capital, Inc.
5.50%, 08/11/2032 (e)	8,553,000		8,848,283
5.95%, 10/15/2033 (e)	4,000,000		4,251,326
Herc Holdings, Inc.
6.63%, 06/15/2029 (e)	2,000,000		2,075,652
7.00%, 06/15/2030 (e)	1,000,000		1,050,532
United Rentals North America, Inc., 3.75%, 01/15/2032	5,100,000		4,796,106
			21,021,899
TOTAL CORPORATE BONDS (Cost $2,015,249,285)			2,039,954,954

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 15.4%	Par		Value
Arbor Multifamily Mortgage Securities Trust
Series 2021-MF2, Class C, 2.81%, 06/15/2054 (c)(e)	4,300,000		3,827,597
Series 2021-MF3, Class B, 2.51%, 10/15/2054 (e)	2,000,000		1,755,518
Series 2022-MF4, Class B, 3.39%, 02/15/2055 (c)(e)	10,302,000		9,346,794
Series 2022-MF4, Class C, 3.39%, 02/15/2055 (c)(e)	1,000,000		891,716
Series 2022-MF4, Class XD, 1.39%, 02/15/2055 (c)(e)(g)	19,700,000		1,348,577
Arbor Realty Trust, Inc.
Series 2020-MF1, Class AS, 3.06%, 05/15/2053 (c)(e)	4,650,000		4,364,893
Series 2020-MF1, Class B, 3.72%, 05/15/2053 (c)(e)	4,500,000		4,290,989
BANK
Series 2017-BN4, Class A3, 3.36%, 05/15/2050	9,946,550		9,855,164
Series 2017-BN5, Class A4, 3.13%, 06/15/2060	12,160,687		12,007,978
Series 2018-BN10, Class D, 2.60%, 02/15/2061 (e)	2,000,000		1,720,416
Series 2019-BN16, Class XA, 1.09%, 02/15/2052 (c)(g)	70,800,475		1,605,939
Series 2019-BN17, Class XB, 0.71%, 04/15/2052 (c)(g)	123,653,000		2,195,966
Series 2019-BN17, Class XD, 1.74%, 04/15/2052 (c)(e)(g)	11,541,000		528,385
Series 2019-BN19, Class A2, 2.93%, 08/15/2061	1,939,197		1,855,284
Series 2019-BN21, Class XD, 1.22%, 10/17/2052 (c)(e)(g)	18,699,333		701,952
Series 2019-BN23, Class B, 3.46%, 12/15/2052	3,350,000		3,005,660
Series 2019-BN23, Class C, 3.62%, 12/15/2052 (c)	8,713,000		7,559,966
Series 2019-BN23, Class XB, 0.26%, 12/15/2052 (c)(g)	238,421,000		1,756,757
Series 2019-BN24, Class XB, 0.30%, 11/15/2062 (c)(g)	174,693,000		1,493,014
Series 2020-BN25, Class B, 3.04%, 01/15/2063 (c)	7,401,500		6,675,622
Series 2020-BN25, Class XA, 0.98%, 01/15/2063 (c)(g)	155,384,104		4,378,398
Series 2020-BN26, Class A2, 2.04%, 03/15/2063	4,140,858		3,933,745
Series 2020-BN26, Class XB, 0.70%, 03/15/2063 (c)(g)	226,593,000		5,457,492
Series 2020-BN28, Class B, 2.34%, 03/15/2063	1,938,000		1,687,782
Series 2020-BN28, Class XB, 1.09%, 03/15/2063 (c)(g)	29,969,467		1,256,722
Series 2020-BN29, Class AS, 2.21%, 11/15/2053	3,930,532		3,448,068
Series 2020-BN29, Class B, 2.42%, 11/15/2053	3,375,000		2,912,389
Series 2020-BN29, Class C, 3.14%, 11/15/2053 (c)	9,270,000		7,773,157
Series 2020-BN29, Class D, 2.50%, 11/15/2053 (e)	3,750,000		2,908,872
Series 2020-BN29, Class XB, 0.73%, 11/15/2053 (c)(g)	132,417,000		3,790,715
Series 2020-BN30, Class B, 2.45%, 12/15/2053 (c)	1,090,000		940,703
Series 2020-BN30, Class C, 2.76%, 12/15/2053 (c)	5,450,000		4,564,848
Series 2020-BN30, Class D, 2.50%, 12/15/2053 (c)(e)	9,150,000		7,214,618
Series 2021-BN32, Class C, 3.37%, 04/15/2054 (c)	800,000		689,421
Series 2021-BN32, Class D, 2.50%, 04/15/2054 (c)(e)	5,000,000		3,895,610
Series 2021-BN32, Class XB, 0.35%, 04/15/2054 (c)(g)	152,569,000		1,880,627
Series 2021-BN34, Class AS, 2.57%, 06/15/2063	1,500,000		1,307,942
Series 2021-BN34, Class B, 2.75%, 06/15/2063 (c)	8,000,000		6,766,792
Series 2021-BN34, Class XA, 1.07%, 06/15/2063 (c)(g)	94,625,067		3,523,137
Series 2021-BN35, Class B, 2.53%, 06/15/2064	6,365,000		5,540,330
Series 2021-BN35, Class C, 2.90%, 06/15/2064 (c)	8,755,000		7,505,385
Series 2021-BN35, Class XA, 1.13%, 06/15/2064 (c)(g)	104,845,822		4,322,605
Series 2021-BN38, Class XA, 0.91%, 12/15/2064 (c)(g)	40,007,062		1,592,969
Series 2022-BN40, Class D, 2.50%, 03/15/2064 (e)	3,955,000		3,029,500
Series 2023-BN45, Class XD, 2.52%, 02/15/2056 (c)(e)(g)	22,611,000		3,062,280
Series 2024-BN47, Class XA, 1.04%, 06/15/2057 (c)(g)	65,026,409		3,602,092
Series 2024-BN47, Class XB, 0.61%, 06/15/2057 (c)(g)	220,695,000		6,596,750
Series 2024-BN48, Class XB, 0.85%, 10/15/2057 (c)(g)	228,218,000		11,493,081
Series 2025-BN49, Class AS, 6.03%, 03/15/2058 (c)	7,000,000		7,446,815
Series 2025-BN49, Class ASB, 5.64%, 03/15/2058	10,000,000		10,648,152
Series 2025-BN49, Class XA, 0.83%, 03/15/2058 (c)(g)	149,849,460		7,047,360
Series 2025-BN50, Class AS, 6.07%, 05/15/2068 (c)	6,976,000		7,443,151
BANK5
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056	9,989,830		10,411,082
Series 2023-5YR3, Class B, 7.56%, 09/15/2056 (c)	7,790,000		8,215,170
Series 2023-5YR4, Class AS, 7.27%, 12/15/2056 (c)	7,500,000		8,025,744
Series 2024-5YR10, Class AS, 5.64%, 10/15/2057	11,625,000		12,020,278
Series 2024-5YR10, Class B, 6.14%, 10/15/2057 (c)	5,000,000		5,168,404
Series 2024-5YR10, Class XA, 1.40%, 10/15/2057 (c)(g)	80,876,115		3,233,476
Series 2024-5YR11, Class AS, 6.14%, 11/15/2057	4,250,000		4,473,125
Series 2024-5YR12, Class AS, 6.12%, 12/15/2057 (c)	11,045,000		11,627,719
Series 2024-5YR6, Class XA, 0.97%, 05/15/2057 (c)(e)(g)	112,636,292		2,665,527
Series 2024-5YR7, Class AS, 6.49%, 06/15/2057 (c)	7,000,000		7,403,437
Series 2024-5YR7, Class XA, 1.57%, 06/15/2057 (c)(g)	142,379,633		5,891,370
Series 2024-5YR8, Class B, 6.91%, 08/15/2057 (c)	8,900,000		9,414,509
Series 2024-5YR8, Class C, 7.00%, 08/15/2057 (c)	6,000,000		6,207,833
Series 2024-5YR9, Class AS, 6.18%, 08/15/2057 (c)	11,200,000		11,762,807
Series 2025-5YR13, Class AS, 6.10%, 01/15/2058 (c)	10,000,000		10,478,473
Series 2025-5YR14, Class AS, 6.07%, 04/15/2058 (c)	7,000,000		7,360,046
Series 2025-5YR14, Class XA, 1.20%, 04/15/2058 (c)(g)	66,571,071		2,576,241
BANK5 Trust
Series 2024-5YR8, Class D, 4.00%, 08/15/2057 (e)	1,000,000		912,424
Series 2025-5YR14, Class D, 4.25%, 04/15/2058 (e)	3,600,000		3,258,477
Series 2025-5YR15, Class XA, 1.44%, 07/15/2058 (c)(g)	41,982,292		2,094,488
Series 2025-5YR16, Class XA, 1.28%, 08/15/2063 (c)(g)	74,304,549		3,367,839
Series 2025-5YR17, Class B, 5.99%, 11/15/2058 (c)	4,000,000		4,149,506
Series 2025-5YR17, Class XA, 1.40%, 11/15/2058 (c)(g)	130,975,785		6,580,001
Series 2025-5YR18, Class AS, 5.47%, 12/15/2058	5,000,000		5,162,830
Series 2025-5YR18, Class B, 5.72%, 12/15/2058	7,000,000		7,227,794
Series 2025-5YR18, Class XA, 1.05%, 12/15/2058 (c)(g)	75,000,000		3,437,550
BBCMS Trust
Series 2020-C6, Class XA, 1.13%, 02/15/2053 (c)(g)	87,309,974		2,992,156
Series 2020-C6, Class XB, 0.76%, 02/15/2053 (c)(g)	59,000,000		1,569,589
Series 2020-C7, Class XA, 1.70%, 04/15/2053 (c)(g)	21,104,040		936,369
Series 2020-C7, Class XB, 1.08%, 04/15/2053 (c)(g)	17,140,000		671,888
Series 2021-C10, Class XA, 1.33%, 07/15/2054 (c)(g)	71,252,706		3,508,583
Series 2021-C10, Class XB, 1.13%, 07/15/2054 (c)(g)	74,931,500		3,636,770
Series 2021-C11, Class XB, 1.07%, 09/15/2054 (c)(g)	29,540,000		1,470,321
Series 2021-C12, Class B, 2.76%, 11/15/2054	9,000,000		7,598,798
Series 2021-C12, Class XA, 1.04%, 11/15/2054 (c)(g)	98,635,213		3,825,567
Series 2021-C12, Class XB, 0.70%, 11/15/2054 (c)(g)	59,992,000		1,986,185
Series 2021-C9, Class AS, 2.53%, 02/15/2054	8,500,000		7,575,936
Series 2021-C9, Class XB, 1.11%, 02/15/2054 (c)(g)	68,467,000		3,054,758
Series 2022-C14, Class XA, 0.81%, 02/15/2055 (c)(g)	96,529,302		3,077,451
Series 2022-C14, Class XB, 0.37%, 02/15/2055 (c)(g)	166,823,000		3,324,832
Series 2022-C15, Class XD, 1.45%, 04/15/2055 (c)(e)(g)	25,000,000		1,953,212
Series 2022-C17, Class XA, 1.32%, 09/15/2055 (c)(g)	64,813,947		4,070,945
Series 2022-C17, Class XB, 0.66%, 09/15/2055 (c)(g)	52,655,000		1,898,713
Series 2023-C19, Class A2B, 5.75%, 04/15/2056	10,000,000		10,159,518
Series 2023-C21, Class A2, 6.51%, 09/15/2056 (c)	9,604,991		10,097,279
Series 2024-5C27, Class XA, 1.04%, 07/15/2057 (c)(e)(g)	58,650,964		1,486,608
Series 2024-5C29, Class AS, 5.63%, 09/15/2057	10,000,000		10,324,298
Series 2024-5C31, Class A3, 5.61%, 12/15/2057	5,000,000		5,232,657
Series 2024-5C31, Class AS, 5.85%, 12/15/2057 (c)	11,500,000		11,972,791
Series 2024-5C31, Class XA, 1.28%, 12/15/2057 (c)(g)	80,284,627		3,047,805
Series 2024-5C31, Class XB, 0.94%, 12/15/2057 (c)(e)(g)	169,223,000		4,859,577
Series 2024-C24, Class XA, 1.86%, 02/15/2057 (c)(g)	63,077,287		5,936,885
Series 2024-C24, Class XB, 1.57%, 02/15/2057 (c)(g)	32,630,000		2,861,103
Series 2024-C26, Class XA, 1.24%, 05/15/2057 (c)(g)	116,081,828		8,228,251
Series 2024-C28, Class AS, 5.84%, 09/15/2057 (c)	5,000,000		5,272,749
Series 2024-C28, Class XA, 1.33%, 09/15/2057 (c)(g)	36,380,528		2,730,842
Series 2024-C28, Class XB, 0.82%, 09/15/2057 (c)(e)(g)	154,907,000		7,453,242
Series 2024-C30, Class XA, 1.07%, 11/15/2057 (c)(g)	114,084,701		7,002,998
Series 2025-5C33, Class AS, 6.17%, 03/15/2058 (c)	15,000,000		15,843,003
Series 2025-5C33, Class XA, 1.04%, 03/15/2058 (c)(g)	101,029,101		3,100,917
Series 2025-5C36, Class AS, 5.84%, 08/15/2058 (c)	8,000,000		8,360,632
Series 2025-5C36, Class XA, 1.29%, 08/15/2058 (c)(g)	74,783,442		3,325,493
Series 2025-5C37, Class XA, 1.88%, 09/15/2058 (c)(g)	81,988,405		5,581,320
Series 2025-C32, Class AS, 5.93%, 02/15/2062	10,000,000		10,627,380
Series 2025-C32, Class XA, 1.36%, 02/15/2062 (c)(g)	63,924,665		5,327,264
Series 2025-C32, Class XB, 1.00%, 02/15/2062 (c)(e)(g)	76,851,000		4,702,559
Series 2025-C35, Class AS, 5.84%, 07/15/2058 (c)	5,000,000		5,298,576
Series 2025-C35, Class XA, 0.86%, 07/15/2058 (c)(g)	128,598,595		6,590,781
Series 2025-C35, Class XD, 1.87%, 07/15/2058 (c)(e)(g)	12,022,000		1,533,614
Benchmark Mortgage Trust
Series 2019-B12, Class XB, 0.57%, 08/15/2052 (c)(e)(g)	93,260,000		1,206,150
Series 2019-B13, Class XB, 0.50%, 08/15/2057 (c)(e)(g)	82,774,000		1,077,022
Series 2019-B13, Class XD, 1.60%, 08/15/2057 (c)(e)(g)	12,071,000		565,596
Series 2019-B9, Class XA, 1.17%, 03/15/2052 (c)(g)	27,095,089		692,597
Series 2019-B9, Class XD, 2.16%, 03/15/2052 (c)(e)(g)	11,513,000		613,598
Series 2020-B16, Class XA, 0.91%, 02/15/2053 (c)(g)	114,914,202		3,333,718
Series 2020-B16, Class XB, 0.23%, 02/15/2053 (c)(e)(g)	70,467,000		638,720
Series 2020-B20, Class XB, 0.64%, 10/15/2053 (c)(g)	79,394,000		1,796,059
Series 2021-B23, Class XA, 1.36%, 02/15/2054 (c)(g)	65,546,139		3,033,626
Series 2021-B23, Class XB, 1.01%, 02/15/2054 (c)(e)(g)	105,441,000		4,580,505
Series 2021-B24, Class XA, 1.25%, 03/15/2054 (c)(g)	65,932,687		2,553,520
Series 2021-B24, Class XB, 0.70%, 03/15/2054 (c)(g)	99,123,000		2,951,863
Series 2021-B25, Class XA, 1.19%, 04/15/2054 (c)(g)	77,913,787		3,325,096
Series 2021-B25, Class XB, 0.78%, 04/15/2054 (c)(g)	93,350,000		3,068,657
Series 2021-B26, Class B, 2.67%, 06/15/2054 (c)	8,850,000		7,434,568
Series 2021-B26, Class C, 2.97%, 06/15/2054 (c)	1,650,000		1,295,172
Series 2021-B26, Class D, 2.00%, 06/15/2054 (e)	2,250,000		1,603,967
Series 2021-B26, Class XD, 1.46%, 06/15/2054 (c)(e)(g)	10,836,000		723,129
Series 2021-B27, Class B, 2.36%, 07/15/2054	6,000,000		4,907,777
Series 2021-B27, Class C, 2.70%, 07/15/2054	2,000,000		1,502,714
Series 2021-B27, Class D, 2.00%, 07/15/2054 (e)	5,000,000		3,342,233
Series 2021-B27, Class XA, 1.35%, 07/15/2054 (c)(g)	50,428,089		2,401,441
Series 2021-B27, Class XD, 1.60%, 07/15/2054 (c)(e)(g)	28,014,000		1,997,757
Series 2021-B28, Class XA, 1.35%, 08/15/2054 (c)(g)	109,271,656		5,416,093
Series 2021-B28, Class XB, 1.06%, 08/15/2054 (c)(g)	32,491,000		1,586,129
Series 2021-B29, Class B, 2.45%, 09/15/2054	1,089,000		913,559
Series 2021-B29, Class C, 2.75%, 09/15/2054 (c)	7,050,000		5,664,451
Series 2021-B29, Class D, 2.00%, 09/15/2054 (e)	6,000,000		4,342,678
Series 2021-B29, Class XD, 1.41%, 09/15/2054 (c)(e)(g)	27,615,000		1,719,335
Series 2021-B30, Class C, 2.99%, 11/15/2054 (c)	8,181,000		6,393,657
Series 2021-B30, Class E, 2.00%, 11/15/2054 (e)	2,250,000		1,074,206
Series 2021-B30, Class XB, 0.59%, 11/15/2054 (c)(e)(g)	83,683,000		2,414,263
Series 2021-B30, Class XD, 1.41%, 11/15/2054 (c)(e)(g)	18,582,000		1,188,436
Series 2021-B31, Class XA, 0.87%, 12/15/2054 (c)(g)	142,087,188		4,933,551
Series 2021-B31, Class XB, 0.54%, 12/15/2054 (c)(e)(g)	124,409,000		3,142,857
Series 2021-B31, Class XD, 1.26%, 12/15/2054 (c)(e)(g)	31,991,000		1,966,883
Series 2022-B32, Class AS, 3.53%, 01/15/2055 (c)	10,000,000		8,856,286
Series 2022-B32, Class XD, 1.64%, 01/15/2055 (c)(e)(g)	39,202,000		2,839,119
Series 2022-B33, Class XD, 1.73%, 03/15/2055 (c)(e)(g)	21,919,000		1,806,391
Series 2023-B38, Class A2, 5.63%, 04/15/2056	12,000,000		12,297,094
Series 2024-V10, Class AS, 5.73%, 09/15/2057 (c)	10,000,000		10,327,604
Series 2024-V10, Class XA, 1.52%, 09/15/2057 (c)(g)	62,995,083		2,728,487
Series 2024-V11, Class AM, 6.20%, 11/15/2057 (c)	10,000,000		10,503,554
Series 2024-V12, Class A3, 5.74%, 12/15/2057	6,000,000		6,308,527
Series 2024-V12, Class AS, 6.03%, 12/15/2057 (c)	10,000,000		10,436,506
Series 2024-V5, Class AM, 6.42%, 01/10/2057 (c)	5,900,000		6,172,095
Series 2024-V6, Class XA, 1.58%, 03/15/2057 (c)(g)	117,251,614		4,558,684
Series 2024-V8, Class AM, 6.86%, 07/15/2057 (c)	5,140,000		5,470,599
Series 2024-V9, Class AS, 6.06%, 08/15/2057 (c)	10,000,000		10,452,730
Series 2025-B41, Class AS, 5.75%, 07/15/2068	5,250,000		5,492,037
Series 2025-B41, Class XA, 1.21%, 07/15/2068 (c)(g)	84,825,059		6,471,702
Series 2025-V13, Class AS, 6.13%, 02/15/2058 (c)	15,000,000		15,757,724
Series 2025-V13, Class XA, 1.13%, 02/15/2058 (c)(g)	100,000,000		3,236,470
Series 2025-V14, Class AM, 6.09%, 04/15/2057 (c)	10,000,000		10,502,307
Series 2025-V14, Class XA, 0.98%, 04/15/2057 (c)(g)	181,851,669		5,413,997
Series 2025-V15, Class AS, 6.17%, 06/15/2058	6,000,000		6,332,834
Series 2025-V15, Class B, 6.43%, 06/15/2058	10,000,000		10,493,372
Series 2025-V15, Class XA, 1.35%, 06/15/2058 (c)(g)	94,562,637		4,246,212
Series 2025-V16, Class AS, 5.86%, 08/15/2058 (c)	10,000,000		10,464,745
Series 2025-V16, Class XA, 1.17%, 08/15/2058 (c)(g)	104,602,495		4,146,715
Series 2025-V17, Class XA, 1.73%, 09/15/2058 (c)(g)	72,280,000		4,552,830
Series 2025-V18, Class XA, 1.47%, 10/15/2058 (c)(e)(g)	147,022,654		7,927,711
BMO Mortgage Trust
Series 2022-C1, Class C, 3.62%, 02/17/2055 (c)	2,000,000		1,747,770
Series 2022-C1, Class XD, 1.89%, 02/17/2055 (c)(e)(g)	30,550,000		2,879,780
Series 2023-C5, Class A2, 6.52%, 06/15/2056	10,000,000		10,311,647
Series 2023-C7, Class XA, 1.04%, 12/15/2056 (c)(e)(g)	100,158,120		4,667,418
Series 2024-5C3, Class AS, 6.29%, 02/15/2057 (c)	5,750,000		6,004,945
Series 2024-5C3, Class XA, 1.35%, 02/15/2057 (c)(g)	101,189,000		3,136,353
Series 2024-5C7, Class AS, 5.89%, 11/15/2057 (c)	5,500,000		5,678,372
Series 2024-C10, Class XB, 0.41%, 11/15/2057 (c)(g)	135,745,000		3,233,758
Series 2024-C9, Class XA, 1.08%, 07/15/2057 (c)(g)	49,926,931		3,137,214
Series 2024-C9, Class XB, 0.55%, 07/15/2057 (c)(g)	181,757,000		5,835,908
Series 2025-5C10, Class XA, 1.58%, 05/15/2058 (c)(g)	72,224,185		3,713,934
Series 2025-5C11, Class AS, 5.94%, 07/15/2058	6,000,000		6,280,079
Series 2025-5C11, Class XA, 1.33%, 07/15/2058 (c)(g)	61,967,900		2,864,485
Series 2025-5C11, Class XD, 2.40%, 07/15/2058 (c)(e)(g)	23,390,000		2,104,384
Series 2025-5C12, Class XA, 1.66%, 10/15/2058 (c)(g)	108,996,766		6,725,885
Series 2025-C11, Class AS, 5.98%, 02/15/2058	5,174,000		5,501,440
Series 2025-C11, Class ASB, 5.68%, 02/15/2058	4,500,000		4,802,427
Series 2025-C11, Class XA, 1.32%, 02/15/2058 (c)(g)	131,235,518		10,556,598
Series 2025-C13, Class AS, 5.69%, 10/15/2058	7,500,000		7,792,939
Series 2025-C13, Class XA, 1.22%, 10/15/2058 (c)(g)	118,276,161		9,341,215
Bombardier Capital Mortgage Securitization Corp.
Series 2025-5C6, Class B, 5.98%, 10/15/2058 (c)	6,747,000		7,022,216
Series 2025-5C6, Class C, 5.83%, 10/15/2058 (c)	2,463,000		2,478,061
Series 2025-5C6, Class XA, 1.58%, 10/15/2058 (c)(g)	87,169,872		4,953,550
BRCK Trust 2025-830B, Series 2025-830B, Class A, 4.96%, 12/10/2030 (c)(e)	10,000,000		10,000,000
California Housing Finance Agency
Series 2021-1, Class X, 0.80%, 11/20/2035 (g)	26,929,261		1,120,796
Series 2021-3, Class X, 0.79%, 08/20/2036 (g)	24,652,962		1,095,085
Cantor Commercial Real Estate Lending LP, Series 2019-CF2, Class XB, 0.74%, 11/15/2052 (c)(g)	134,736,000		2,859,152
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class XB, 0.39%, 11/15/2050 (c)(g)	40,062,667		227,892
CHI Commercial Mortgage Trust, Series 2025-110W, Class A, 5.10%, 12/13/2037 (c)(e)	2,500,000		2,514,244
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class B, 4.12%, 05/10/2049	13,459,943		13,328,984
Series 2016-C1, Class C, 5.11%, 05/10/2049 (c)	8,348,000		8,246,179
Series 2016-C2, Class B, 3.18%, 08/10/2049	9,403,500		9,222,888
Series 2016-P6, Class B, 4.29%, 12/10/2049 (c)	6,835,000		6,439,320
Series 2017-B1, Class XB, 0.28%, 08/15/2050 (c)(g)	38,016,000		116,561
Series 2017-C4, Class XA, 1.12%, 10/12/2050 (c)(g)	29,875,968		436,052
Series 2017-C4, Class XB, 0.35%, 10/12/2050 (c)(g)	42,746,500		211,629
Series 2017-P7, Class XB, 0.75%, 04/14/2050 (c)(g)	45,124,000		301,952
Series 2017-P8, Class B, 4.19%, 09/15/2050	4,160,000		3,755,437
Series 2018-B2, Class XB, 0.52%, 03/10/2051 (c)(g)	49,202,000		449,268
Series 2018-C5, Class XB, 0.48%, 06/10/2051 (c)(e)(g)	28,400,000		244,760
Series 2019-C7, Class B, 3.67%, 12/15/2072 (c)	10,000,000		9,310,679
Series 2019-C7, Class XA, 0.94%, 12/15/2072 (c)(g)	68,239,559		1,947,878
Series 2019-C7, Class XB, 0.38%, 12/15/2072 (c)(e)(g)	50,711,000		544,352
Series 2019-C7, Class XD, 1.30%, 12/15/2072 (c)(e)(g)	39,933,000		1,733,879
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	10,339,000		9,580,024
Series 2019-GC41, Class XA, 1.16%, 08/10/2056 (c)(g)	48,115,957		1,383,040
Series 2020-GC46, Class XA, 1.08%, 02/15/2053 (c)(g)	82,642,403		2,769,719
Series 2020-GC46, Class XB, 0.43%, 02/15/2053 (c)(e)(g)	92,457,000		1,300,380
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD3, Class XB, 0.75%, 02/10/2050 (c)(g)	61,857,000		459,777
Commercial Mortgage Pass Through Certificates
Series 2019-GC44, Class XD, 1.13%, 08/15/2057 (c)(e)(g)	19,460,000		717,103
Series 2024-277P, Class A, 6.34%, 08/10/2044 (e)	8,000,000		8,449,637
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (c)(e)	7,525,000		7,700,781
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class XD, 0.50%, 04/15/2050 (c)(e)(g)	62,192,000		10,442
Series 2016-C5, Class XD, 1.00%, 11/15/2048 (c)(e)(g)	46,821,000		3,788
Series 2017-C8, Class XB, 0.43%, 06/15/2050 (c)(g)	74,773,000		330,183
Series 2019-C17, Class XA, 1.45%, 09/15/2052 (c)(g)	75,509,035		2,812,545
Series 2019-C18, Class C, 4.04%, 12/15/2052 (c)	7,737,000		7,227,165
Series 2019-C18, Class D, 2.50%, 12/15/2052 (e)	2,275,000		1,902,184
Series 2019-C18, Class XA, 1.12%, 12/15/2052 (c)(g)	90,954,289		2,825,213
GS Mortgage Securities Corp. II
Series 2012-BWTR, Class A, 2.95%, 11/05/2034 (e)	19,406		16,861
Series 2012-BWTR, Class B, 3.26%, 11/05/2034 (e)	6,608,000		4,095,870
Series 2016-GS3, Class B, 3.40%, 10/10/2049 (c)	10,417,000		10,122,345
Series 2017-GS8, Class XB, 0.51%, 11/10/2050 (c)(g)	44,642,000		302,182
Series 2018-GS10, Class XD, 1.55%, 07/10/2051 (c)(e)(g)	24,049,000		887,045
Series 2019-GC38, Class XD, 2.06%, 02/10/2052 (c)(e)(g)	20,916,000		1,109,876
Series 2019-GC39, Class XB, 0.76%, 05/10/2052 (c)(g)	69,588,000		1,425,949
Series 2019-GC39, Class XD, 1.74%, 05/10/2052 (c)(e)(g)	24,645,000		1,205,821
Series 2019-GSA1, Class XA, 0.93%, 11/10/2052 (c)(g)	69,158,604		1,787,625
Series 2020-GSA2, Class XB, 1.03%, 12/12/2053 (c)(e)(g)	73,324,000		3,057,486
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-CB20, Class X1, 0.00%, 02/12/2051 (c)(e)(g)	59,947		0
Series 2017-JP6, Class XB, 0.70%, 07/15/2050 (c)(g)	68,830,000		557,213
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class XD, 0.50%, 11/15/2048 (c)(e)(g)	23,066,000		932
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class B, 3.64%, 12/15/2049 (c)	5,500,000		5,058,142
Mcp Holding Co. LLC, Series 2015-GC30, Class B, 4.09%, 05/10/2050 (c)	2,044,128		1,959,552
Morgan Stanley ABS Capital I, Inc., Series 2021-L7, Class XB, 0.52%, 10/15/2054 (c)(g)	143,080,000		3,374,299
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class B, 4.49%, 12/15/2047 (c)	3,000,000		2,963,625
Series 2016-C31, Class XD, 1.39%, 11/15/2049 (c)(e)(g)	21,212,500		185,308
Series 2017-C34, Class B, 4.11%, 11/15/2052 (c)	11,524,000		10,861,271
Series 2017-C34, Class D, 2.70%, 11/15/2052 (e)	4,953,000		3,675,104
Series 2025-5C1, Class AS, 6.01%, 03/15/2058 (c)	2,396,000		2,500,898
Series 2025-5C1, Class XA, 1.38%, 03/15/2058 (c)(g)	47,995,878		2,088,281
Series 2025-C35, Class AS, 5.97%, 08/15/2058 (c)	10,000,000		10,655,620
Series 2025-C35, Class ASB, 5.49%, 08/15/2058	4,443,000		4,680,149
Series 2025-C35, Class XA, 1.18%, 08/15/2058 (c)(g)	106,315,669		7,743,066
Series 2025-C35, Class XD, 2.21%, 08/15/2058 (c)(e)(g)	18,091,000		2,760,958
Morgan Stanley Capital I Trust, Series 2016-BN2, Class XB, 0.64%, 11/15/2049 (c)(g)	58,680,000		282,351
Morgan Stanley Capital I, Inc.
Series 2017-H1, Class B, 4.08%, 06/15/2050	1,270,000		1,237,558
Series 2017-H1, Class C, 4.28%, 06/15/2050 (c)	7,959,000		7,517,090
Series 2017-H1, Class XD, 2.29%, 06/15/2050 (c)(e)(g)	8,725,000		251,689
Series 2017-HR2, Class B, 4.06%, 12/15/2050 (c)	6,000,000		5,842,593
Series 2017-HR2, Class C, 4.46%, 12/15/2050 (c)	10,576,000		10,113,087
Series 2018-H3, Class XB, 0.53%, 07/15/2051 (c)(g)	135,712,000		1,260,507
Series 2018-H3, Class XD, 2.02%, 07/15/2051 (c)(e)(g)	15,363,500		632,687
Series 2019-H7, Class C, 4.13%, 07/15/2052	10,401,000		9,569,827
Series 2019-H7, Class D, 3.00%, 07/15/2052 (e)	2,402,000		2,042,945
Series 2019-H7, Class XB, 0.78%, 07/15/2052 (c)(g)	130,723,000		2,832,728
Series 2019-L2, Class XB, 0.78%, 03/15/2052 (c)(g)	127,093,000		2,378,965
Series 2021-L5, Class B, 3.10%, 05/15/2054	10,627,000		9,529,888
Series 2021-L5, Class D, 2.50%, 05/15/2054 (e)	3,500,000		2,640,611
Series 2021-L5, Class XB, 0.83%, 05/15/2054 (c)(g)	70,387,500		2,488,219
Series 2021-L6, Class B, 2.95%, 06/15/2054 (c)	7,500,000		6,516,767
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.14%, 12/15/2056 (c)(g)	22,510,839		1,270,582
New Hampshire Business Finance Authority, Series 2023-2, Class X, 0.81%, 01/20/2038 (c)(g)	32,113,135		1,653,505
UBS Commercial Mortgage Trust
Series 2017-C1, Class XB, 1.06%, 06/15/2050 (c)(g)	13,000,000		143,962
Series 2017-C6, Class XB, 0.70%, 12/15/2050 (c)(g)	63,420,500		628,573
Series 2017-C7, Class XB, 0.48%, 12/15/2050 (c)(g)	170,396,000		1,420,421
Series 2018-C12, Class XA, 1.01%, 08/15/2051 (c)(g)	38,496,495		717,475
Series 2018-C12, Class XB, 0.39%, 08/15/2051 (c)(g)	139,858,000		1,090,948
Series 2018-C13, Class XB, 0.41%, 10/15/2051 (c)(g)	128,678,000		1,236,197
Series 2018-C13, Class XD, 2.19%, 10/15/2051 (c)(e)(g)	16,442,000		859,009
Series 2018-C14, Class XB, 0.39%, 12/15/2051 (c)(g)	114,392,000		1,062,301
Series 2018-C8, Class A3, 3.72%, 02/15/2051	2,000,458		1,979,269
Series 2019-C17, Class XB, 0.99%, 10/15/2052 (c)(g)	128,213,000		3,877,456
Series 2019-C18, Class AS, 3.38%, 12/15/2052 (c)	9,000,000		8,418,614
UBS-Barclays Commercial Mortgage Trust
Series 2019-C3, Class XB, 0.92%, 05/15/2052 (c)(g)	56,340,000		1,364,200
Series 2019-C4, Class XB, 1.25%, 08/15/2052 (c)(g)	43,170,000		1,580,592
Series 2019-C5, Class XB, 0.47%, 11/15/2052 (c)(g)	174,774,000		2,040,224
Series 2019-C5, Class XD, 1.45%, 11/15/2052 (c)(e)(g)	12,996,000		586,416
Washington State Housing Finance Commission, Series 2021-1, Class X, 0.73%, 12/20/2035 (c)(g)	19,808,210		754,495
Wells Fargo Commercial Mortgage Trust
Series 2016-C37, Class C, 4.61%, 12/15/2049 (c)	11,213,000		10,845,922
Series 2016-C37, Class D, 3.31%, 12/15/2049 (c)(e)	8,200,000		7,448,765
Series 2016-LC24, Class XB, 1.11%, 10/15/2049 (c)(g)	66,264,075		412,686
Series 2017-C40, Class B, 4.37%, 10/15/2050 (c)	2,000,000		1,908,905
Series 2017-C40, Class C, 4.44%, 10/15/2050 (c)	1,670,000		1,544,205
Series 2017-C42, Class XB, 0.44%, 12/15/2050 (c)(g)	116,750,000		804,454
Series 2017-RB1, Class XB, 0.88%, 03/15/2050 (c)(g)	69,254,209		618,267
Series 2018-C43, Class C, 4.51%, 03/15/2051 (c)	4,033,000		3,747,711
Series 2018-C45, Class B, 4.56%, 06/16/2051	3,477,000		3,398,757
Series 2018-C45, Class C, 4.73%, 06/15/2051	4,004,000		3,850,021
Series 2018-C47, Class AS, 4.67%, 09/15/2061 (c)	8,000,000		7,981,166
Series 2018-C47, Class XB, 0.27%, 09/15/2061 (c)(g)	164,144,000		818,570
Series 2018-C48, Class B, 4.90%, 01/15/2052 (c)	5,000,000		4,840,420
Series 2018-C48, Class XB, 0.37%, 01/15/2052 (c)(g)	138,642,000		1,171,733
Series 2019-C49, Class B, 4.55%, 03/15/2052	8,947,000		8,770,485
Series 2019-C49, Class C, 4.87%, 03/15/2052 (c)	3,863,000		3,766,894
Series 2019-C49, Class D, 3.00%, 03/15/2052 (e)	3,250,000		2,689,092
Series 2019-C49, Class XB, 0.76%, 03/15/2052 (c)(g)	125,812,000		2,309,418
Series 2019-C50, Class XB, 1.03%, 05/15/2052 (c)(g)	36,427,311		996,396
Series 2019-C51, Class XB, 0.77%, 06/15/2052 (c)(g)	130,394,000		2,735,275
Series 2019-C52, Class C, 3.56%, 08/15/2052	7,073,000		6,060,752
Series 2019-C52, Class XA, 1.71%, 08/15/2052 (c)(g)	50,565,778		2,272,204
Series 2019-C52, Class XB, 1.23%, 08/15/2052 (c)(g)	113,763,146		4,132,207
Series 2019-C53, Class B, 3.51%, 10/15/2052 (c)	5,200,000		4,836,991
Series 2019-C53, Class C, 3.58%, 10/15/2052 (c)	3,275,000		2,955,522
Series 2019-C53, Class XB, 0.63%, 10/15/2052 (c)(g)	105,325,000		1,874,574
Series 2020-C55, Class XB, 0.92%, 02/15/2053 (c)(g)	58,030,370		2,149,619
Series 2020-C56, Class XB, 0.30%, 06/15/2053 (c)(g)	127,035,000		1,332,381
Series 2020-C57, Class C, 4.16%, 08/15/2053 (c)	6,290,000		5,791,563
Series 2020-C57, Class D, 2.50%, 08/15/2053 (e)	3,254,077		2,607,875
Series 2020-C57, Class XA, 2.17%, 08/15/2053 (c)(g)	21,500,532		1,550,083
Series 2020-C57, Class XB, 0.81%, 08/15/2053 (c)(g)	74,972,000		2,313,733
Series 2020-C58, Class XB, 1.23%, 07/15/2053 (c)(g)	109,974,000		5,267,535
Series 2021-C59, Class C, 3.28%, 04/15/2054	7,648,000		6,394,239
Series 2021-C59, Class XB, 1.03%, 04/15/2054 (c)(g)	65,782,000		2,792,143
Series 2021-C59, Class XD, 1.58%, 04/15/2054 (c)(e)(g)	40,274,000		2,644,931
Series 2021-C60, Class B, 2.73%, 08/15/2054	7,114,678		6,140,100
Series 2021-C60, Class C, 2.74%, 08/15/2054	4,475,000		3,723,832
Series 2021-C60, Class XA, 1.62%, 08/15/2054 (c)(g)	39,893,999		2,437,783
Series 2021-C60, Class XB, 1.21%, 08/15/2054 (c)(g)	40,551,000		2,250,333
Series 2021-C61, Class AS, 2.86%, 11/15/2054	5,400,000		4,830,835
Series 2021-C61, Class B, 3.11%, 11/15/2054	6,221,000		5,465,465
Series 2021-C61, Class XD, 1.53%, 11/15/2054 (c)(e)(g)	9,132,000		640,761
Series 2024-5C1, Class AS, 6.52%, 07/15/2057	6,000,000		6,316,634
Series 2024-5C2, Class AS, 6.35%, 11/15/2057 (c)	12,901,000		13,593,588
Series 2024-C63, Class XA, 1.21%, 08/15/2057 (c)(g)	70,622,488		5,008,773
Series 2024-C63, Class XB, 0.59%, 08/15/2057 (c)(g)	147,039,000		4,893,973
Series 2025-5C3, Class AS, 6.39%, 01/15/2058 (c)	5,000,000		5,310,413
Series 2025-5C3, Class B, 6.54%, 01/15/2058 (c)	1,500,000		1,583,782
Series 2025-5C4, Class AS, 6.09%, 05/15/2058	6,000,000		6,339,439
Series 2025-5C4, Class XA, 1.35%, 05/15/2058 (c)(g)	41,304,702		1,834,544
Series 2025-5C5, Class AS, 5.92%, 07/15/2058	10,000,000		10,452,352
Series 2025-C64, Class AS, 5.84%, 02/15/2058 (c)	14,500,000		15,319,079
Series 2025-C64, Class XA, 1.24%, 02/15/2058 (c)(g)	104,957,033		7,649,877
Series 2025-C64, Class XD, 2.35%, 02/15/2058 (c)(e)(g)	10,909,000		1,697,199
Wells Fargo Commercial Mortgage Trust 2024-1CHI
Series 2025-C65, Class AS, 5.67%, 10/15/2058 (c)	10,000,000		10,414,156
Series 2025-C65, Class XA, 1.31%, 10/15/2058 (c)(g)	73,313,551		6,129,519
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,606,333,112)			1,559,798,481

U.S. TREASURY SECURITIES - 11.7%	Par		Value
United States Treasury Notes/Bonds
4.38%, 08/15/2043	195,000,000		190,155,469
4.75%, 11/15/2043	50,000,000		51,045,898
4.50%, 02/15/2044	34,750,000		34,346,846
4.63%, 05/15/2044	10,000,000		10,031,250
4.75%, 02/15/2045	250,000,000		254,013,673
4.88%, 08/15/2045	55,000,000		56,735,937
United States Treasury Strip Principal
0.00%, 02/15/2042 (b)	100,000,000		47,645,899
0.00%, 05/15/2042 (b)	150,000,000		70,447,300
0.00%, 08/15/2042 (b)	150,000,000		69,407,505
0.00%, 11/15/2042 (b)	150,000,000		68,400,748
0.00%, 02/15/2043 (b)	150,000,000		67,381,244
0.00%, 05/15/2043 (b)	110,000,000		48,748,022
0.00%, 02/15/2044 (b)	75,000,000		31,872,472
0.00%, 05/15/2044 (b)	150,000,000		62,908,533
0.00%, 08/15/2044 (b)	150,000,000		62,066,775
0.00%, 11/15/2044 (b)	158,000,000		64,510,996
TOTAL U.S. TREASURY SECURITIES (Cost $1,164,993,282)			1,189,718,567

COLLATERALIZED LOAN OBLIGATIONS - 9.3%	Par		Value
Alinea CLO
Series 2018-1A, Class CR, 5.23% (3 mo. Term SOFR + 1.35%), 07/20/2031 (e)	6,720,000		6,719,704
Series 2018-1A, Class DR, 6.13% (3 mo. Term SOFR + 2.25%), 07/20/2031 (e)	3,000,000		2,994,879
Allegany Park CLO Ltd.
Series 2019-1A, Class BRR, 5.38% (3 mo. Term SOFR + 1.50%), 01/20/2035 (e)	10,000,000		10,008,280
Series 2019-1A, Class DRR, 6.73% (3 mo. Term SOFR + 2.85%), 01/20/2035 (e)	4,850,000		4,794,002
Allegro CLO Ltd., Series 2019-1A, Class ARR, 5.01% (3 mo. Term SOFR + 1.13%), 04/20/2032 (e)	448,109		448,092
Annisa CLO Ltd., Series 2016-2A, Class BRR, 5.38% (3 mo. Term SOFR + 1.50%), 07/20/2031 (e)	14,415,000		14,419,988
Apidos CLO
Series 2012-11A, Class ER4, 9.88% (3 mo. Term SOFR + 6.00%), 04/17/2034 (e)	4,500,000		4,503,267
Series 2015-23A, Class DRR, 6.50% (3 mo. Term SOFR + 2.60%), 04/15/2033 (e)	5,000,000		4,999,660
Series 2016-24A, Class DR, 9.95% (3 mo. Term SOFR + 6.06%), 10/20/2030 (e)	2,550,000		2,517,291
Series 2019-31A, Class ER, 10.77% (3 mo. Term SOFR + 6.86%), 04/15/2031 (e)	4,400,000		4,415,242
Series 2019-32A, Class B1R, 5.38% (3 mo. Term SOFR + 1.50%), 01/20/2033 (e)	7,160,000		7,172,609
Series 2021-36A, Class B, 5.75% (3 mo. Term SOFR + 1.86%), 07/20/2034 (e)	1,950,000		1,951,570
Series 2022-39A, Class D2R, 7.77% (3 mo. Term SOFR + 3.60%), 10/21/2038 (e)	4,000,000		3,999,588
Series 2022-41A, Class ER, 9.53% (3 mo. Term SOFR + 5.65%), 10/20/2037 (e)	2,000,000		2,020,394
Series 2023-46A, Class D2R, 7.46% (3 mo. Term SOFR + 3.55%), 10/24/2038 (e)	4,500,000		4,514,944
Series XXXA, Class A2R, 5.38% (3 mo. Term SOFR + 1.50%), 10/18/2031 (e)	9,000,000		9,004,806
Series XXXA, Class BR, 5.73% (3 mo. Term SOFR + 1.85%), 10/18/2031 (e)	7,680,000		7,685,192
ARES CLO
Series 2015-2A, Class D2R2, 7.88% (3 mo. Term SOFR + 4.00%), 07/17/2038 (e)	1,910,000		1,903,439
Series 2017-44A, Class A3R3, 5.40% (3 mo. Term SOFR + 1.50%), 04/15/2034 (e)	15,000,000		14,988,165
Series 2017-44A, Class CRR, 6.65% (3 mo. Term SOFR + 2.75%), 04/15/2034 (e)	4,950,000		4,956,628
Series 2019-52A, Class BRR, 5.21% (3 mo. Term SOFR + 1.35%), 04/22/2031 (e)	10,760,000		10,752,414
Series 2019-52A, Class DRR, 6.36% (3 mo. Term SOFR + 2.50%), 04/22/2031 (e)	5,750,000		5,760,499
Series 2019-53A, Class D1R2, 10.00% (3 mo. Term SOFR + 2.45%), 10/24/2036 (e)	4,800,000		4,800,000
Series 2021-61A, Class A2R, 5.61% (3 mo. Term SOFR + 1.73%), 04/20/2037 (e)	5,000,000		5,016,320
Series 2021-62A, Class BR, 5.36% (3 mo. Term SOFR + 1.50%), 01/25/2034 (e)	10,000,000		9,999,570
Series 2022-64A, Class ER, 10.40% (3 mo. Term SOFR + 6.50%), 10/24/2039 (e)	1,000,000		1,007,295
ArrowMark Colorado Holdings, Series 2018-10A, Class CR, 5.38% (3 mo. Term SOFR + 1.50%), 10/20/2031 (e)	4,750,000		4,749,777
Atlas Senior Loan Fund Ltd., Series 2018-11A, Class A1L, 5.22% (3 mo. Term SOFR + 1.36%), 07/26/2031 (e)	243,868		243,885
Bardot CLO
Series 2019-2A, Class BRR, 5.21% (3 mo. Term SOFR + 1.35%), 10/22/2032 (e)	10,675,000		10,654,664
Series 2019-2A, Class DRR, 6.36% (3 mo. Term SOFR + 2.50%), 10/22/2032 (e)	4,275,000		4,251,855
Basswood Park CLO Ltd.
Series 2021-1A, Class BR, 5.38% (3 mo. Term SOFR + 1.50%), 04/20/2034 (e)	6,500,000		6,504,452
Series 2021-1A, Class DR, 6.53% (3 mo. Term SOFR + 2.65%), 04/20/2034 (e)	2,750,000		2,723,922
BCRED MML CLO, Series 2022-1A, Class C, 6.63% (3 mo. Term SOFR + 2.75%), 04/20/2035 (e)	2,000,000		1,994,394
Benefit Street Partners CLO Ltd.
Series 2021-24A, Class BR, 5.38% (3 mo. Term SOFR + 1.50%), 10/20/2034 (e)	10,000,000		10,007,510
Series 2021-25A, Class BR, 5.35% (3 mo. Term SOFR + 1.45%), 01/15/2035 (e)	9,250,000		9,245,606
Series 2023-33A, Class D, 8.11% (3 mo. Term SOFR + 4.25%), 01/25/2036 (e)	1,000,000		1,004,241
Benefit Street Partners CLO XII LLC, Series 2020-22A, Class BRR, 5.43% (3 mo. Term SOFR + 1.55%), 04/20/2035 (e)	7,500,000		7,513,140
Blackstone, Inc.
Series 2018-1A, Class B, 5.54% (3 mo. Term SOFR + 1.66%), 04/17/2030 (e)	3,659,667		3,659,667
Series 2018-1A, Class D, 6.74% (3 mo. Term SOFR + 2.86%), 04/17/2030 (e)	1,600,000		1,600,000
Series 2018-1A, Class E, 9.54% (3 mo. Term SOFR + 5.66%), 04/17/2030 (e)	5,000,000		5,000,000
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2, 5.90% (3 mo. Term SOFR + 2.01%), 10/20/2030 (e)	7,330,000		7,338,026
Series 2018-1A, Class B, 5.80% (3 mo. Term SOFR + 1.96%), 07/30/2030 (e)	9,496,770		9,521,557
Series 2018-3A, Class BR, 5.71% (3 mo. Term SOFR + 1.85%), 10/25/2030 (e)	1,165,000		1,167,561
Bowling Green Park CLO LLC, Series 2019-1A, Class BRR, 5.33% (3 mo. Term SOFR + 1.45%), 04/18/2035 (e)	8,540,000		8,528,087
Buckhorn Park CLO Ltd., Series 2019-1A, Class B1RR, 5.48% (3 mo. Term SOFR + 1.60%), 07/18/2034 (e)	12,000,000		12,022,848
Buttermilk Park CLO, Series 2018-1A, Class A2R, 5.27% (3 mo. Term SOFR + 1.37%), 10/15/2031 (e)	2,000,000		1,999,910
Carlyle Global Market Strategies
Series 2019-1A, Class A2R2, 5.28% (3 mo. Term SOFR + 1.40%), 04/20/2031 (e)	10,000,000		10,010,120
Series 2019-1A, Class CR2, 6.48% (3 mo. Term SOFR + 2.60%), 04/20/2031 (e)	2,000,000		1,996,536
Series 2019-3A, Class DRR, 11.22% (3 mo. Term SOFR + 7.34%), 04/20/2037 (e)	1,050,000		1,062,344
Series 2021-9A, Class BR, 5.48% (3 mo. Term SOFR + 1.60%), 10/20/2034 (e)	15,000,000		15,025,485
Series 2023-5A, Class D, 8.96% (3 mo. Term SOFR + 5.10%), 01/27/2036 (e)	10,750,000		10,776,692
Carlyle Group, Inc.
Series 2015-1A, Class BR3, 5.70% (3 mo. Term SOFR + 1.81%), 07/20/2031 (e)	7,500,000		7,510,245
Series 2015-4A, Class BR3, 5.33% (3 mo. Term SOFR + 1.45%), 07/20/2032 (e)	1,250,000		1,249,942
Series 2015-4A, Class CR2, 6.43% (3 mo. Term SOFR + 2.55%), 07/20/2032 (e)	3,400,000		3,399,776
Series 2015-5A, Class CR4, 6.33% (3 mo. Term SOFR + 2.45%), 01/20/2032 (e)	10,100,000		10,100,000
Cedar Funding Ltd., Series 2019-11A, Class A2R2, 5.09% (3 mo. Term SOFR + 1.30%), 05/29/2032 (e)	5,000,000		4,994,455
Chenango Park CLO, Series 2018-1A, Class CR, 6.65% (3 mo. Term SOFR + 2.75%), 04/15/2030 (e)	5,750,000		5,790,164
CIFC Funding Ltd.
Series 2017-4A, Class A1R, 5.08% (3 mo. Term SOFR + 1.21%), 10/24/2030 (e)	396,859		397,193
Series 2023-2A, Class C, 6.77% (3 mo. Term SOFR + 2.90%), 01/21/2037 (e)	1,500,000		1,501,716
Series 2023-3A, Class B, 6.18% (3 mo. Term SOFR + 2.30%), 01/20/2037 (e)	4,790,000		4,794,694
Dryden Senior Loan Fund
Series 2016-45A, Class A1RR, 4.98% (3 mo. Term SOFR + 1.08%), 10/15/2030 (e)	6,971,707		6,974,691
Series 2016-45A, Class BRR, 5.55% (3 mo. Term SOFR + 1.65%), 10/15/2030 (e)	6,350,000		6,363,462
Series 2019-80A, Class BRR, 5.38% (3 mo. Term SOFR + 1.50%), 01/17/2033 (e)	10,500,000		10,506,373
Series 2020-78A, Class B1R, 5.83% (3 mo. Term SOFR + 1.95%), 04/17/2037 (e)	1,210,000		1,214,044
Series 2020-83A, Class B1R, 5.83% (3 mo. Term SOFR + 1.95%), 04/18/2037 (e)	2,885,000		2,894,575
Series 2020-83A, Class C1R, 6.23% (3 mo. Term SOFR + 2.35%), 04/18/2037 (e)	1,285,000		1,289,981
Series 2020-86A, Class A2R2, 5.36% (3 mo. Term SOFR + 1.48%), 07/17/2034 (e)	11,420,000		11,419,429
Series 2020-86A, Class BR2, 5.48% (3 mo. Term SOFR + 1.60%), 07/17/2034 (e)	10,000,000		10,008,050
Elmwood CLO Ltd.
Series 2022-2A, Class DR, 6.76% (3 mo. Term SOFR + 2.90%), 04/22/2035 (e)	3,000,000		2,992,152
Series 2023-2A, Class ER, 9.79% (3 mo. Term SOFR + 5.90%), 04/16/2036 (e)	4,400,000		4,353,967
Fort Greene Park CLO
Series 2025-2A, Class BR, 5.21% (3 mo. Term SOFR + 1.35%), 04/22/2034 (e)	19,500,000		19,462,969
Series 2025-2A, Class DR, 6.21% (3 mo. Term SOFR + 2.35%), 04/22/2034 (e)	1,750,000		1,733,487
Fortress Credit BSL Ltd., Series 2021-1A, Class BR, 5.51% (3 mo. Term SOFR + 1.60%), 04/20/2033 (e)	8,250,000		8,245,198
GoldenTree Loan Management US CLO
Series 2017-1A, Class B1R3, 5.23% (3 mo. Term SOFR + 1.35%), 04/20/2034 (e)	20,000,000		19,999,120
Series 2017-1A, Class DR3, 6.28% (3 mo. Term SOFR + 2.40%), 04/20/2034 (e)	4,000,000		3,970,676
Goldentree Loan Opportunities Ltd.
Series 2019-6A, Class BR2, 5.28% (3 mo. Term SOFR + 1.40%), 04/20/2035 (e)	8,675,000		8,641,662
Series 2020-8A, Class BRR, 5.43% (3 mo. Term SOFR + 1.55%), 10/20/2034 (e)	15,000,000		15,017,955
Series 2021-11A, Class BR, 5.43% (3 mo. Term SOFR + 1.55%), 10/20/2034 (e)	15,000,000		15,018,315
Series 2021-9A, Class DJ, 8.63% (3 mo. Term SOFR + 4.75%), 04/20/2037 (e)	3,000,000		3,024,750
Series 2022-14A, Class ER, 9.78% (3 mo. Term SOFR + 5.90%), 07/20/2037 (e)	3,500,000		3,540,852
Series 2022-15A, Class DJ, 7.61% (3 mo. Term SOFR + 3.75%), 10/20/2038 (e)	1,250,000		1,250,000
Series 2023-17A, Class DJ, 7.88% (3 mo. Term SOFR + 4.00%), 01/20/2039 (e)	2,000,000		2,002,474
Series 2023-18A, Class ER, 0.00% (3 mo. Term SOFR + 4.75%), 01/20/2037 (e)	1,000,000		1,000,000
Series 2025-26A, Class DJ, 8.17% (3 mo. Term SOFR + 3.90%), 07/20/2038 (e)	1,250,000		1,253,166
Harbor Park CLO Ltd., Series 2018-1A, Class BR2, 5.28% (3 mo. Term SOFR + 1.40%), 01/20/2031 (e)	12,120,000		12,119,455
Highbridge Loan Management Ltd., Series 5A-2015, Class B1R3, 5.43% (3 mo. Term SOFR + 1.53%), 10/15/2030 (e)	7,500,000		7,506,022
Invesco CLO Ltd.
Series 2023-4A, Class D, 9.13% (3 mo. Term SOFR + 5.25%), 01/18/2037 (e)	9,250,000		9,262,256
Series 2024-1RA, Class BR, 6.00% (3 mo. Term SOFR + 2.10%), 04/15/2037 (e)	8,000,000		8,036,032
KKR CLO Trust
Series 15A, Class BR2, 5.43% (3 mo. Term SOFR + 1.55%), 01/18/2032 (e)	3,350,000		3,353,729
Series 20A, Class BR, 5.44% (3 mo. Term SOFR + 1.55%), 10/16/2030 (e)	15,000,000		15,001,995
Series 23A, Class BR, 5.43% (3 mo. Term SOFR + 1.55%), 10/20/2031 (e)	10,480,000		10,490,721
Series 44A, Class A2, 5.93% (3 mo. Term SOFR + 2.05%), 01/20/2036 (e)	3,000,000		3,003,324
KKR Static CLO Trust, Series 2022-1A, Class AR2, 4.86% (3 mo. Term SOFR + 0.98%), 07/20/2031 (e)	5,508,653		5,507,887
LCM LP
Series 15A, Class DR, 7.85% (3 mo. Term SOFR + 3.96%), 07/20/2030 (e)	6,756,791		6,798,480
Series 16A, Class BR2, 5.92% (3 mo. Term SOFR + 2.01%), 10/15/2031 (e)	4,000,000		4,008,548
Series 16A, Class CR2, 6.32% (3 mo. Term SOFR + 2.41%), 10/15/2031 (e)	5,100,000		5,113,739
Series 17A, Class BRR, 5.77% (3 mo. Term SOFR + 1.86%), 10/15/2031 (e)	1,650,000		1,652,188
Series 27A, Class C, 6.11% (3 mo. Term SOFR + 2.21%), 07/16/2031 (e)	2,700,000		2,702,786
Series 29A, Class BR, 5.77% (3 mo. Term SOFR + 1.86%), 04/15/2031 (e)	5,005,000		5,013,549
LCM XIII LP, Series 14A, Class CR, 6.00% (3 mo. Term SOFR + 2.11%), 07/20/2031 (e)	3,003,084		3,003,988
Madison Park Funding Ltd.
Series 13A, Class BR2, 5.16% (3 mo. Term SOFR + 1.30%), 11/21/2030 (e)	7,000,000		6,999,706
Series 13A, Class CR2, 5.56% (3 mo. Term SOFR + 1.70%), 11/21/2030 (e)	3,853,500		3,860,363
Series 2015-19A, Class AR3, 5.46% (3 mo. Term SOFR + 1.60%), 01/22/2037 (e)	15,250,000		15,271,075
Series 2015-19A, Class DR3, 8.11% (3 mo. Term SOFR + 4.25%), 01/22/2037 (e)	2,100,000		2,107,827
Series 2016-24A, Class BR2, 5.43% (3 mo. Term SOFR + 1.55%), 10/20/2029 (e)	10,634,151		10,644,658
Series 2016-24A, Class CR2, 5.93% (3 mo. Term SOFR + 2.05%), 10/20/2029 (e)	5,250,000		5,259,403
Series 2018-30A, Class XR, 4.84% (3 mo. Term SOFR + 0.95%), 07/16/2037 (e)	3,000,000		3,001,374
Series 2020-46A, Class B1RR, 5.40% (3 mo. Term SOFR + 1.50%), 10/15/2034 (e)	1,750,000		1,750,623
Magnetite CLO Ltd.
Series 2017-19A, Class CRR, 5.63% (3 mo. Term SOFR + 1.75%), 04/17/2034 (e)	10,000,000		10,013,220
Series 2017-19A, Class ERR, 8.98% (3 mo. Term SOFR + 5.10%), 04/17/2034 (e)	4,750,000		4,661,365
Series 2019-23A, Class DR, 7.17% (3 mo. Term SOFR + 3.31%), 01/25/2035 (e)	3,700,000		3,705,539
Series 2019-23A, Class ER, 10.42% (3 mo. Term SOFR + 6.56%), 01/25/2035 (e)	2,750,000		2,726,584
Series 2019-24A, Class DR, 6.95% (3 mo. Term SOFR + 3.05%), 04/15/2035 (e)	3,000,000		3,002,820
Series 2020-27A, Class ERR, 8.68% (3 mo. Term SOFR + 4.75%), 10/20/2038 (e)	4,450,000		4,390,130
Series 2022-32A, Class D2R, 7.83% (3 mo. Term SOFR + 3.65%), 10/15/2037 (e)	3,500,000		3,504,298
Series 2022-35A, Class CR, 6.56% (3 mo. Term SOFR + 2.70%), 10/25/2036 (e)	2,000,000		2,003,228
Series 2023-37A, Class D2R, 7.40% (3 mo. Term SOFR + 3.50%), 10/25/2038 (e)	2,500,000		2,500,000
Series 2023-39A, Class D1R, 6.56% (3 mo. Term SOFR + 2.70%), 01/25/2037 (e)	4,000,000		4,004,064
Series 2025-45A, Class D1, 6.40% (3 mo. Term SOFR + 2.50%), 04/15/2038 (e)	1,690,000		1,687,605
Series 2025-50A, Class D2, 8.21% (3 mo. Term SOFR + 3.90%), 07/25/2038 (e)	1,400,000		1,407,988
Series 2025-51A, Class D2, 7.39% (3 mo. Term SOFR + 3.50%), 10/25/2038 (e)	2,750,000		2,732,136
Series 2025-52A, Class D2, 0.00% (3 mo. Term SOFR + 3.45%), 01/25/2039 (e)	4,850,000		4,854,850
Marathon CLO Ltd., Series 2021-16A, Class A1JR, 5.38% (3 mo. Term SOFR + 1.48%), 04/15/2034 (e)	8,000,000		8,004,656
Marble Point CLO, Series 2019-1A, Class A1R2, 4.90% (3 mo. Term SOFR + 1.04%), 07/23/2032 (e)	3,620,805		3,618,727
Neuberger Berman CLO Ltd.
Series 2018-27A, Class ER, 10.65% (3 mo. Term SOFR + 6.75%), 07/15/2038 (e)	1,500,000		1,521,000
Series 2019-34A, Class D2R2, 7.98% (3 mo. Term SOFR + 4.10%), 07/20/2039 (e)	1,500,000		1,509,862
Series 2020-39A, Class ER, 11.08% (3 mo. Term SOFR + 7.20%), 04/20/2038 (e)	3,625,000		3,635,973
Series 2021-43A, Class BR, 5.33% (3 mo. Term SOFR + 1.45%), 07/17/2036 (e)	14,440,000		14,450,094
Series 2021-43A, Class DR, 6.53% (3 mo. Term SOFR + 2.65%), 07/17/2036 (e)	5,000,000		4,990,050
Series 2021-45A, Class BR, 5.46% (3 mo. Term SOFR + 1.55%), 10/14/2036 (e)	10,000,000		10,007,410
Series 2021-46A, Class DR, 6.53% (3 mo. Term SOFR + 2.65%), 01/20/2037 (e)	1,500,000		1,496,901
Series 2025-62A, Class D2, 7.47% (3 mo. Term SOFR + 3.60%), 10/17/2039 (e)	4,000,000		3,974,016
Oaktree CLO Ltd.
Series 2019-4A, Class BRR, 5.80% (3 mo. Term SOFR + 1.92%), 07/20/2037 (e)	2,200,000		2,210,052
Series 2024-25A, Class B, 5.93% (3 mo. Term SOFR + 2.05%), 04/20/2037 (e)	1,000,000		1,003,864
Octagon Credit Investors LLC
Series 2022-1A, Class A1R, 5.60% (3 mo. Term SOFR + 1.75%), 11/16/2036 (e)	25,800,000		25,800,000
Series 2022-1A, Class DR, 8.94% (3 mo. Term SOFR + 5.09%), 11/16/2036 (e)	1,000,000		1,000,000
Octagon Investment Partners Ltd.
Series 2013-1A, Class CR2, 5.82% (3 mo. Term SOFR + 1.96%), 01/25/2031 (e)	1,500,000		1,500,252
Series 2014-1A, Class CR4, 6.10% (3 mo. Term SOFR + 2.25%), 02/14/2031 (e)	5,000,000		5,008,550
Series 2016-1A, Class A2RR, 5.59% (3 mo. Term SOFR + 1.72%), 04/24/2037 (e)	2,500,000		2,505,395
Series 2016-1A, Class B2R, 2.40%, 07/15/2030 (e)	4,000,000		3,900,620
Series 2016-1A, Class CR, 5.97% (3 mo. Term SOFR + 2.06%), 07/15/2030 (e)	6,220,000		6,223,993
Series 2018-3A, Class BR, 5.68% (3 mo. Term SOFR + 1.80%), 10/20/2030 (e)	5,000,000		5,003,330
Series 2019-1A, Class CR, 6.31% (3 mo. Term SOFR + 2.45%), 10/25/2032 (e)	1,350,000		1,350,000
Series 2021-1A, Class BR, 5.38% (3 mo. Term SOFR + 1.50%), 07/20/2034 (e)	14,750,000		14,743,348
Octagon Investment Partners XXII LLC
Series 2014-1A, Class CRR, 6.02% (3 mo. Term SOFR + 2.16%), 01/22/2030 (e)	3,970,000		3,981,858
Series 2014-1A, Class DRR, 6.87% (3 mo. Term SOFR + 3.01%), 01/22/2030 (e)	1,750,000		1,754,655
OHA Credit Funding
Series 2018-1A, Class CR, 6.33% (3 mo. Term SOFR + 2.45%), 04/20/2037 (e)	2,200,000		2,209,524
Series 2025-24A, Class D2, 0.00% (3 mo. Term SOFR + 3.50%), 01/20/2039 (e)	3,000,000		3,003,000
OHA Loan Funding Ltd., Series 2013-1A, Class D1R3, 7.16% (3 mo. Term SOFR + 3.30%), 04/23/2037 (e)	1,000,000		1,002,358
Palmer Square CLO Ltd., Series 2023-3A, Class C, 6.78% (3 mo. Term SOFR + 2.90%), 01/20/2037 (e)	1,750,000		1,753,763
Palmer Square Loan Funding Ltd.
Series 2022-4A, Class A2R, 5.17% (3 mo. Term SOFR + 1.30%), 07/24/2031 (e)	2,000,000		2,000,706
Series 2024-3A, Class A2, 5.51% (3 mo. Term SOFR + 1.65%), 08/08/2032 (e)	1,750,000		1,752,515
Sculptor CLO Ltd., Series 27A, Class B1R, 5.38% (3 mo. Term SOFR + 1.50%), 07/20/2034 (e)	20,000,000		19,974,720
Sound Point CLO Ltd., Series 2018-1A, Class B2AR, 2.73%, 04/15/2031 (e)	2,000,000		1,935,968
Southwick Park CLO, Series 2019-4A, Class DRR, 6.58% (3 mo. Term SOFR + 2.70%), 07/20/2032 (e)	2,180,000		2,173,395
Steele Creek CLO Ltd., Series 2019-1A, Class BRR, 5.65% (3 mo. Term SOFR + 1.75%), 04/15/2032 (e)	10,000,000		10,010,690
Stratus CLO Ltd., Series 2025-1A, Class B, 5.35% (3 mo. Term SOFR + 1.45%), 07/15/2033 (e)	5,000,000		4,999,770
Symphony CLO Ltd.
Series 2018-20A, Class AR2, 4.99% (3 mo. Term SOFR + 1.10%), 01/16/2032 (e)	3,885,255		3,888,542
Series 2020-23A, Class BR2, 5.25% (3 mo. Term SOFR + 1.35%), 01/15/2034 (e)	8,750,000		8,733,637
Thompson Park CLO Ltd.
Series 2021-1A, Class B1R, 5.40% (3 mo. Term SOFR + 1.50%), 04/15/2034 (e)	10,000,000		9,988,480
Series 2021-1A, Class DR, 6.60% (3 mo. Term SOFR + 2.70%), 04/15/2034 (e)	5,000,000		4,992,560
Series 2021-1A, Class ER, 8.50% (3 mo. Term SOFR + 4.60%), 04/15/2034 (e)	3,250,000		3,203,954
Voya CLO Ltd., Series 2021-1A, Class BR, 5.25% (3 mo. Term SOFR + 1.35%), 07/15/2034 (e)	10,000,000		9,959,810
Wellfleet CLO Ltd., Series 2019-1A, Class A2RR, 5.38% (3 mo. Term SOFR + 1.50%), 07/20/2032 (e)	10,000,000		9,999,530
Whetstone Park CLO Ltd., Series 2021-1A, Class B2, 2.79%, 01/20/2035 (e)	1,400,000		1,303,252
Wonder Lake Park CLO Ltd., Series 2025-1A, Class D2, 8.32% (3 mo. Term SOFR + 4.00%), 07/24/2038 (e)	3,500,000		3,519,712
Zais CLO Ltd., Series 2018-11A, Class A2R, 5.28% (3 mo. Term SOFR + 1.40%), 01/20/2032 (e)	5,000,000		5,002,485
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $945,867,029)			945,138,182

ASSET-BACKED SECURITIES - 6.6%	Par		Value
American Credit Acceptance Receivables Trust
Series 2022-4, Class D, 8.00%, 02/15/2029 (e)	4,138,174		4,177,741
Series 2023-1, Class C, 5.59%, 04/12/2029 (e)	323,963		324,106
Series 2023-2, Class C, 5.96%, 08/13/2029 (e)	1,538,209		1,540,083
Series 2023-3, Class C, 6.44%, 10/12/2029 (e)	3,198,252		3,214,234
Series 2023-4, Class C, 6.99%, 09/12/2030 (e)	5,493,679		5,539,086
Series 2023-4, Class D, 7.65%, 09/12/2030 (e)	7,440,000		7,691,045
Series 2024-1, Class C, 5.63%, 01/14/2030 (e)	3,781,106		3,799,615
Series 2024-2, Class B, 6.10%, 12/13/2027 (e)	1,987,721		1,989,215
Series 2024-2, Class C, 6.24%, 04/12/2030 (e)	4,750,000		4,793,112
Series 2024-2, Class D, 6.53%, 04/12/2030 (e)	7,750,000		7,919,998
Series 2024-3, Class B, 5.66%, 08/14/2028 (e)	8,000,000		8,019,148
Series 2024-3, Class C, 5.73%, 07/12/2030 (e)	6,350,000		6,415,438
Series 2024-3, Class D, 6.04%, 07/12/2030 (e)	4,600,000		4,697,312
Series 2024-4, Class C, 4.91%, 08/12/2031 (e)	2,070,000		2,079,374
Series 2025-1, Class C, 5.09%, 08/12/2031 (e)	11,875,000		11,962,432
Series 2025-3, Class A, 4.73%, 01/12/2029 (e)	12,177,702		12,205,950
Series 2025-3, Class C, 4.95%, 07/12/2032 (e)	5,000,000		5,028,450
Series 2025-4, Class C, 4.83%, 01/13/2031 (e)	5,000,000		5,018,509
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2A, 5.75%, 02/18/2028	139,237		139,370
CarMax Auto Owner Trust
Series 2022-3, Class D, 6.20%, 01/16/2029	6,265,000		6,318,875
Series 2024-1, Class B, 5.17%, 08/15/2029	4,400,000		4,475,808
CNH Equipment Trust, Series 2023-B, Class A3, 5.60%, 02/15/2029	4,105,669		4,171,674
CPS Auto Trust
Series 2021-D, Class E, 4.06%, 12/15/2028 (e)	10,000,000		9,938,341
Series 2023-A, Class C, 5.54%, 04/16/2029 (e)	821,156		822,175
Series 2024-C, Class B, 5.68%, 12/15/2028 (e)	3,920,000		3,940,387
Series 2024-D, Class A, 4.91%, 06/15/2028 (e)	1,509,847		1,511,681
Series 2025-C, Class A, 4.71%, 03/15/2029 (e)	8,173,665		8,195,169
Enterprise Fleet Financing LLC
Series 2024-1, Class A2, 5.23%, 03/20/2030 (e)	3,865,690		3,895,583
Series 2024-3, Class A2, 5.31%, 04/20/2027 (e)	1,604,474		1,612,301
Series 2024-3, Class A3, 4.98%, 08/21/2028 (e)	3,000,000		3,042,349
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.40%, 04/15/2027	374,217		371,710
Series 2021-2A, Class E, 2.90%, 07/17/2028 (e)	1,500,000		1,491,893
Series 2021-3A, Class E, 3.04%, 12/15/2028 (e)	11,250,000		11,163,843
Series 2022-2A, Class D, 4.56%, 07/17/2028	2,208,087		2,209,742
Series 2022-5A, Class C, 6.51%, 12/15/2027	245,154		245,362
Series 2022-6A, Class C, 6.32%, 05/15/2028	3,893,396		3,907,980
Series 2023-1A, Class D, 6.69%, 06/15/2029	2,960,000		3,009,904
Series 2023-4A, Class C, 6.51%, 08/15/2028	3,650,385		3,674,170
Series 2023-4A, Class D, 6.95%, 12/17/2029	2,635,000		2,696,620
Series 2023-5A, Class B, 6.58%, 04/17/2028	1,541,387		1,545,706
Series 2024-1A, Class B, 5.29%, 08/15/2028	4,497,420		4,508,716
Series 2024-2A, Class B, 5.61%, 04/17/2028	301,340		301,690
Series 2024-2A, Class C, 5.74%, 05/15/2029	5,000,000		5,043,177
Series 2024-3A, Class A3, 5.65%, 12/15/2027	569,574		569,935
Series 2024-3A, Class C, 5.70%, 07/16/2029	3,350,000		3,394,673
Series 2024-4A, Class A3, 5.28%, 08/15/2030	1,874,047		1,875,707
Series 2024-4A, Class B, 5.29%, 08/15/2030	1,800,000		1,807,169
Series 2024-4A, Class C, 5.48%, 08/15/2030	4,400,000		4,442,696
Series 2024-4A, Class E, 7.65%, 02/17/2032 (e)	2,000,000		2,107,244
Series 2024-5A, Class C, 4.64%, 01/15/2030	2,520,000		2,529,866
Series 2024-5A, Class E, 7.22%, 05/17/2032 (e)	5,265,000		5,426,175
Series 2025-1A, Class C, 5.09%, 05/15/2031	7,750,000		7,851,645
Series 2025-3A, Class C, 5.09%, 10/15/2031	5,000,000		5,070,122
Series 2025-5A, Class A2, 4.38%, 06/15/2028	6,500,000		6,502,466
Series 2025-5A, Class C, 4.68%, 03/15/2032	5,500,000		5,535,027
First Investors Auto Owner Trust, Series 2022-1A, Class C, 3.13%, 05/15/2028 (e)	2,501,948		2,494,206
GLS Auto Receivables Trust
Series 2020-3A, Class E, 4.31%, 07/15/2027 (e)	1,003,957		1,003,973
Series 2020-4A, Class E, 3.51%, 10/15/2027 (e)	3,523,428		3,514,831
Series 2021-1A, Class E, 3.14%, 01/18/2028 (e)	2,344,294		2,342,537
Series 2021-2A, Class E, 2.87%, 05/15/2028 (e)	11,910,000		11,868,556
Series 2021-3A, Class E, 3.20%, 10/16/2028 (e)	5,700,000		5,659,568
Series 2021-4A, Class E, 4.43%, 10/16/2028 (e)	10,000,000		9,961,856
Series 2023-1A, Class C, 6.38%, 12/15/2028 (e)	2,518,732		2,526,170
Series 2023-2A, Class C, 5.69%, 03/15/2029 (e)	7,893,000		7,930,875
Series 2023-3A, Class C, 6.01%, 05/15/2029 (e)	8,092,000		8,171,810
Series 2023-4A, Class B, 6.57%, 03/15/2028 (e)	5,068,200		5,087,691
Series 2024-1A, Class B, 5.49%, 07/17/2028 (e)	8,227,687		8,252,787
Series 2024-1A, Class C, 5.64%, 12/17/2029 (e)	3,500,000		3,542,307
Series 2024-2A, Class A3, 5.64%, 01/18/2028 (e)	4,717,879		4,724,070
Series 2024-2A, Class B, 5.77%, 11/15/2028 (e)	10,000,000		10,074,974
Series 2024-2A, Class C, 6.03%, 02/15/2030 (e)	3,250,000		3,319,057
Series 2024-2A, Class D, 6.19%, 02/15/2030 (e)	5,000,000		5,133,514
Series 2024-3A, Class A3, 5.02%, 04/17/2028 (e)	8,000,000		8,015,458
Series 2024-3A, Class B, 5.08%, 01/16/2029 (e)	7,137,000		7,182,444
Series 2024-3A, Class C, 5.21%, 02/18/2031 (e)	3,500,000		3,543,639
Series 2024-4A, Class A3, 4.75%, 07/17/2028 (e)	9,750,000		9,779,371
Series 2024-4A, Class B, 4.89%, 04/16/2029 (e)	10,000,000		10,062,642
Series 2024-4A, Class C, 5.10%, 06/17/2030 (e)	5,000,000		5,058,283
Series 2024-4A, Class E, 7.51%, 08/15/2031 (e)	5,000,000		5,196,355
Series 2025-4A, Class A2, 4.37%, 10/16/2028 (e)	5,000,000		5,004,331
Series 2025-4A, Class C, 4.74%, 08/15/2031 (e)	7,000,000		7,038,987
GLS Auto Select Receivables Trust
Series 2024-4A, Class B, 4.50%, 11/15/2030 (e)	3,380,000		3,398,805
Series 2024-4A, Class C, 4.75%, 11/15/2030 (e)	3,700,000		3,737,355
NextGear Floorplan Master Trust, Series 2024-1A, Class A2, 5.12%, 03/15/2029 (e)	10,000,000		10,141,851
OneMain Direct Auto Receivables Trust, Series 2025-1A, Class A, 5.36%, 04/16/2035 (e)	7,500,000		7,821,307
Santander Consumer USA Holdings, Inc.
Series 2022-2, Class C, 3.76%, 07/16/2029	4,005,244		3,996,640
Series 2023-4, Class A3, 5.73%, 04/17/2028	3,450,877		3,456,748
Series 2023-4, Class B, 5.77%, 12/15/2028	4,574,000		4,619,794
Series 2023-5, Class B, 6.16%, 12/17/2029	4,500,000		4,564,533
Series 2023-6, Class A3, 5.93%, 07/17/2028	4,407,309		4,424,848
Series 2023-6, Class C, 6.40%, 03/17/2031	5,000,000		5,177,371
Series 2024-1, Class C, 5.45%, 03/15/2030	1,000,000		1,012,323
Series 2024-2, Class B, 5.78%, 07/16/2029	10,000,000		10,129,160
Series 2024-3, Class B, 5.55%, 09/17/2029	8,600,000		8,708,645
Series 2024-3, Class C, 5.64%, 08/15/2030	3,500,000		3,565,330
Series 2024-4, Class C, 4.95%, 04/15/2030	6,500,000		6,548,896
Series 2024-5, Class A2, 4.88%, 09/15/2027	630,636		630,898
Series 2024-5, Class C, 4.78%, 01/15/2031	5,290,000		5,333,635
Series 2025-1, Class C, 5.04%, 03/17/2031	7,000,000		7,097,201
Series 2025-3, Class A2, 4.63%, 10/16/2028	17,030,335		17,069,252
Series 2025-4, Class A2, 4.28%, 01/15/2029	9,000,000		9,015,012
Santander Consumer USA, Inc.
Series 2022-5, Class C, 4.74%, 10/16/2028	2,482,945		2,484,599
Series 2022-6, Class D, 5.69%, 02/18/2031	9,505,000		9,575,658
Series 2022-7, Class B, 5.95%, 01/17/2028	3,187,006		3,191,808
Series 2022-7, Class C, 6.69%, 03/17/2031	9,695,000		9,897,342
Series 2023-1, Class C, 5.09%, 05/15/2030	9,595,781		9,657,778
Series 2023-2, Class B, 5.24%, 05/15/2028	581,639		582,874
Series 2023-2, Class C, 5.47%, 12/16/2030	5,000,000		5,089,729
Series 2024-1, Class A3, 5.35%, 02/15/2028	433,099		433,311
Series 2024-1, Class B, 5.31%, 01/16/2029	8,965,000		9,004,668
Series 2024-2, Class C, 4.67%, 05/17/2032	3,750,000		3,771,367
Series 2025-2, Class A2, 4.29%, 10/16/2028	8,000,000		8,005,007
SBNA Auto Receivables Trust, Series 2024-A, Class A3, 5.32%, 12/15/2028 (e)	3,114,880		3,126,413
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.48%, 09/15/2027 (e)	8,791,116		8,814,999
Series 2022-3A, Class C, 6.44%, 12/15/2027 (e)	2,224,620		2,231,867
Series 2023-1A, Class C, 5.74%, 08/15/2028 (e)	5,688,992		5,716,148
Series 2023-1A, Class D, 6.79%, 11/15/2028 (e)	1,485,000		1,519,382
Series 2023-2A, Class C, 6.29%, 03/15/2028 (e)	8,563,117		8,592,688
Series 2023-3A, Class A3, 5.82%, 05/17/2027 (e)	73,913		73,970
Series 2023-3A, Class B, 5.92%, 09/15/2028 (e)	2,818,000		2,826,068
Series 2023-3A, Class C, 6.02%, 09/15/2028 (e)	6,350,000		6,424,491
Series 2023-4A, Class C, 6.64%, 11/15/2028 (e)	8,060,000		8,233,375
Series 2024-1A, Class A3, 5.44%, 05/17/2027 (e)	2,865,887		2,868,718
Series 2024-1A, Class B, 5.55%, 11/15/2027 (e)	10,669,000		10,723,411
Series 2024-1A, Class C, 5.65%, 02/15/2029 (e)	6,330,000		6,392,742
Series 2024-2A, Class B, 5.62%, 03/15/2030 (e)	7,000,000		7,069,267
Series 2024-2A, Class C, 5.68%, 03/15/2030 (e)	5,000,000		5,081,290
Series 2024-3A, Class C, 4.92%, 11/15/2029 (e)	5,000,000		5,035,726
Series 2025-1A, Class C, 5.14%, 10/15/2030 (e)	6,500,000		6,571,115
World Omni Select Auto Trust
Series 2024-A, Class A2A, 5.37%, 02/15/2028	374,026		374,416
Series 2024-A, Class A3, 4.98%, 02/15/2030	2,000,000		2,010,523
TOTAL ASSET-BACKED SECURITIES (Cost $658,893,414)			664,082,445

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 5.1%	Par		Value
California Housing Finance Agency, Series 2021-2, Class X, 0.83%, 03/25/2035 (g)	30,642,227		1,202,707
Fannie Mae Pool, Pool AN8088, 3.33%, 01/01/2038	10,731,000		9,341,809
Federal Home Loan Mortgage Corp.
Pool WA3427, 3.33%, 07/01/2041	3,879,220		3,349,044
Pool WA3428, 3.05%, 11/01/2041	3,315,968		2,761,902
Series K120, Class X1, 1.12%, 10/25/2030 (c)(g)	199,512,398		8,056,710
Series K123, Class X1, 0.85%, 12/25/2030 (c)(g)	78,080,267		2,451,642
Series K-1518, Class X1, 0.95%, 10/25/2035 (c)(g)	59,371,316		3,534,327
Series K-1520, Class X1, 0.58%, 02/25/2036 (c)(g)	49,439,190		1,677,932
Series K-167, Class X1, 0.33%, 10/25/2034 (c)(g)	398,659,409		6,375,760
Series K-172, Class X1, 0.33%, 08/25/2035 (c)(g)	331,990,805		5,398,967
Series K538, Class X1, 0.73%, 01/25/2030 (c)(g)	148,472,208		3,251,007
Series K540, Class X1, 0.62%, 02/25/2030 (c)(g)	687,874,769		12,622,915
Series K545, Class X1, 0.32%, 07/25/2030 (c)(g)	663,028,920		5,846,921
Series K546, Class X1, 1.06%, 05/25/2030 (c)(g)	41,425,071		1,474,571
Series K547, Class X1, 0.58%, 05/25/2030 (c)(g)	153,978,000		2,670,394
Federal National Mortgage Association
Pool AN8580, 3.51%, 04/01/2038	3,300,000		3,017,098
Pool BL8418, 1.71%, 09/01/2035	16,305,000		12,999,465
Pool BS1785, 2.32%, 04/01/2036	20,083,000		16,863,563
Pool BS1824, 2.59%, 04/01/2041	7,890,000		6,032,688
Pool BS3782, 2.44%, 11/01/2046	14,750,000		9,830,571
Pool BZ0164, 2.80%, 06/01/2041	1,734,321		1,388,357
Series 2020-M13, Class X3, 1.23%, 12/25/2049 (c)(g)	131,156,182		8,174,178
Freddie Mac Multiclass Certificates Series
Series 2020-RR09, Class CX, 2.68%, 08/27/2029 (c)(g)	42,360,000		2,551,008
Series 2021-RR17, Class X, 2.04%, 08/27/2027 (c)(g)	70,015,000		1,311,423
Freddie Mac Multifamily ML Certificates
Series 2019-ML06, Class XUS, 1.13%, 06/25/2037 (c)(e)(g)	10,288,413		704,345
Series 2020-ML07, Class XUS, 2.00%, 10/25/2036 (c)(e)(g)	23,910,165		2,972,990
Series 2021-ML08, Class XUS, 1.85%, 07/25/2037 (g)	31,586,971		3,671,669
Series 2021-ML09, Class XUS, 1.55%, 02/25/2040 (c)(e)(g)	42,475,319		4,551,230
Series 2021-ML10, Class XUS, 2.06%, 01/25/2038 (c)(e)(g)	13,724,175		1,927,835
Series 2021-ML10, Class XUS, 1.52%, 06/25/2038 (c)(e)(g)	38,115,285		4,027,261
Series 2021-ML11, Class XUS, 0.77%, 03/25/2038 (e)(g)	32,861,461		1,579,650
Series 2021-ML12, Class XUS, 1.31%, 07/25/2041 (c)(e)(g)	17,460,775		1,556,453
Freddie Mac Multifamily Structured Pass Through Certificates
Series K061, Class XAM, 0.19%, 11/25/2026 (c)(g)	72,512,000		81,235
Series K062, Class XAM, 0.31%, 12/25/2026 (c)(g)	79,423,000		177,876
Series K063, Class X1, 0.39%, 01/25/2027 (c)(g)	342,255,187		943,324
Series K064, Class X1, 0.72%, 03/25/2027 (c)(g)	115,641,337		683,059
Series K065, Class XAM, 0.70%, 05/25/2027 (c)(g)	57,193,000		459,975
Series K066, Class X1, 0.86%, 06/25/2027 (c)(g)	29,135,213		243,183
Series K067, Class X1, 0.70%, 07/25/2027 (c)(g)	38,023,335		278,665
Series K068, Class X1, 0.54%, 08/25/2027 (c)(g)	96,043,652		565,880
Series K069, Class X1, 0.47%, 09/25/2027 (c)(g)	27,150,220		145,656
Series K073, Class X1, 0.43%, 01/25/2028 (c)(g)	143,458,463		838,974
Series K073, Class XAM, 0.33%, 01/25/2028 (c)(g)	54,203,000		243,740
Series K080, Class X1, 0.26%, 07/25/2028 (c)(g)	410,073,872		1,500,214
Series K081, Class X1, 0.22%, 08/25/2028 (c)(g)	148,433,872		407,911
Series K084, Class X1, 0.33%, 10/25/2028 (c)(g)	325,992,458		1,851,116
Series K089, Class XAM, 0.60%, 01/25/2029 (c)(g)	53,965,000		804,521
Series K090, Class XAM, 0.77%, 03/25/2029 (c)(g)	50,517,000		1,037,114
Series K091, Class XAM, 0.64%, 03/25/2029 (c)(g)	53,659,000		906,118
Series K093, Class X1, 1.08%, 05/25/2029 (c)(g)	67,029,590		1,826,060
Series K094, Class X1, 1.01%, 06/25/2029 (c)(g)	200,914,498		5,324,897
Series K095, Class X1, 1.07%, 06/25/2029 (c)(g)	44,228,102		1,254,787
Series K097, Class X1, 1.21%, 07/25/2029 (c)(g)	70,533,304		2,356,052
Series K097, Class XAM, 1.48%, 09/25/2051 (c)(g)	66,115,000		3,019,551
Series K098, Class X1, 1.26%, 08/25/2029 (c)(g)	76,963,812		2,769,027
Series K098, Class XAM, 1.52%, 08/25/2029 (c)(g)	24,691,000		1,147,872
Series K099, Class X1, 0.99%, 09/25/2029 (c)(g)	203,495,525		5,691,322
Series K100, Class XAM, 1.03%, 09/25/2029 (c)(g)	62,086,000		2,046,764
Series K101, Class XAM, 1.21%, 10/25/2029 (c)(g)	65,686,000		2,568,684
Series K102, Class X1, 0.94%, 10/25/2029 (c)(g)	169,374,335		4,564,875
Series K103, Class X1, 0.75%, 11/25/2029 (c)(g)	280,037,390		6,130,215
Series K105, Class X1, 1.64%, 01/25/2030 (c)(g)	60,886,251		3,233,030
Series K105, Class XAM, 1.89%, 01/25/2030 (c)(g)	64,122,000		4,243,273
Series K107, Class X1, 1.70%, 01/25/2030 (c)(g)	45,237,466		2,515,058
Series K107, Class XAM, 1.67%, 02/25/2030 (c)(g)	118,898,000		6,953,987
Series K108, Class X1, 1.81%, 03/25/2030 (c)(g)	154,827,783		9,456,355
Series K108, Class XAM, 1.78%, 03/25/2030 (c)(g)	70,601,000		4,558,551
Series K110, Class X1, 1.75%, 04/25/2030 (c)(g)	35,692,005		2,092,094
Series K111, Class X1, 1.67%, 05/25/2030 (c)(g)	107,274,093		6,297,397
Series K112, Class X1, 1.53%, 05/25/2030 (c)(g)	150,642,351		8,018,527
Series K112, Class XAM, 1.77%, 05/25/2030 (c)(g)	44,272,000		2,962,421
Series K113, Class X1, 1.47%, 06/25/2030 (c)(g)	148,897,308		7,642,556
Series K114, Class X1, 1.21%, 06/25/2030 (c)(g)	140,411,644		6,025,007
Series K114, Class XAM, 1.44%, 06/25/2030 (c)(g)	54,977,000		3,000,342
Series K115, Class X1, 1.42%, 06/25/2030 (c)(g)	60,487,010		3,055,622
Series K115, Class XAM, 1.65%, 07/25/2030 (c)(g)	40,865,759		2,592,295
Series K116, Class X1, 1.51%, 07/25/2030 (c)(g)	106,879,128		5,644,875
Series K116, Class XAM, 1.70%, 08/25/2030 (c)(g)	23,000,000		1,531,202
Series K118, Class X1, 1.04%, 09/25/2030 (c)(g)	160,071,022		6,073,159
Series K118, Class XAM, 1.26%, 09/25/2030 (c)(g)	35,916,184		1,802,777
Series K119, Class XAM, 1.23%, 10/25/2030 (c)(g)	51,000,000		2,489,983
Series K121, Class X1, 1.11%, 10/25/2030 (c)(g)	48,165,363		1,915,864
Series K121, Class XAM, 1.29%, 11/25/2030 (c)(g)	70,786,000		3,733,693
Series K122, Class X1, 0.96%, 11/25/2030 (c)(g)	236,241,087		8,438,343
Series K122, Class XAM, 1.17%, 11/25/2030 (c)(g)	35,211,000		1,691,311
Series K123, Class XAM, 1.07%, 12/25/2030 (c)(g)	108,000,000		4,722,980
Series K124, Class XAM, 1.03%, 01/25/2031 (c)(g)	89,626,000		3,813,058
Series K125, Class X1, 0.67%, 01/25/2031 (c)(g)	320,390,504		7,820,924
Series K125, Class XAM, 0.87%, 01/25/2031 (c)(g)	103,992,000		3,772,258
Series K127, Class XAM, 0.59%, 02/25/2031 (c)(g)	186,332,000		4,311,182
Series K128, Class X1, 0.61%, 03/25/2031 (c)(g)	196,967,561		4,348,965
Series K128, Class XAM, 0.83%, 03/25/2031 (c)(g)	37,700,000		1,326,870
Series K129, Class XAM, 1.32%, 05/25/2031 (c)(g)	31,700,000		1,829,851
Series K130, Class X1, 1.14%, 06/25/2031 (c)(g)	142,195,969		6,706,047
Series K130, Class XAM, 1.32%, 07/25/2031 (c)(g)	43,372,188		2,618,284
Series K131, Class X1, 0.83%, 07/25/2031 (c)(g)	143,711,105		5,018,765
Series K138, Class XAM, 0.79%, 01/25/2032 (c)(g)	195,000,000		7,384,806
Series K141, Class X1, 0.41%, 02/25/2032 (c)(g)	208,455,196		3,694,618
Series K141, Class XAM, 0.43%, 02/25/2032 (c)(g)	195,000,000		3,733,353
Series K145, Class X1, 0.43%, 05/25/2032 (c)(g)	103,934,724		2,008,403
Series K149, Class X1, 0.40%, 08/25/2032 (c)(g)	517,947,271		9,358,737
Series K1511, Class X1, 0.93%, 03/25/2034 (c)(g)	128,847,986		5,867,647
Series K1512, Class X1, 1.05%, 04/25/2034 (c)(g)	46,768,337		2,393,870
Series K1513, Class X1, 0.98%, 08/25/2034 (c)(g)	99,975,323		5,094,772
Series K1514, Class X1, 0.70%, 10/25/2034 (c)(g)	79,970,642		3,094,000
Series K1515, Class X1, 1.63%, 02/25/2035 (c)(g)	89,928,737		8,856,704
Series K1516, Class X1, 1.62%, 05/25/2035 (c)(g)	41,126,921		4,439,055
Series K1517, Class X1, 1.44%, 07/25/2035 (c)(g)	88,790,576		8,164,746
Series K152, Class X1, 1.09%, 01/25/2031 (c)(g)	27,797,562		1,024,032
Series K1521, Class X1, 1.09%, 08/25/2036 (c)(g)	94,812,674		7,211,101
Series K155, Class X1, 0.26%, 04/25/2033 (c)(g)	239,242,543		2,160,528
Series K155, Class X1, 0.42%, 04/25/2033 (c)(g)	255,057,461		5,011,446
Series K160, Class X1, 0.38%, 08/25/2033 (c)(g)	253,970,992		4,444,238
Series K164, Class X1, 0.47%, 05/25/2034 (c)(g)	357,011,308		8,582,123
Series K165, Class X1, 0.79%, 09/25/2034 (c)(g)	304,806,699		14,023,669
Series K169, Class X1, 0.43%, 12/25/2034 (c)(g)	198,868,451		4,510,078
Series K513, Class X1, 0.88%, 12/25/2028 (c)(g)	107,755,495		2,088,937
Series K522, Class X1, 0.60%, 05/25/2029 (c)(g)	122,916,257		1,704,640
Series K528, Class X1, 1.01%, 07/25/2029 (c)(g)	100,000,000		2,798,650
Series K529, Class X1, 0.58%, 09/25/2029 (c)(g)	250,000,000		3,825,575
Series K734, Class X1, 0.88%, 02/25/2026 (c)(g)	17,566,060		13,675
Series K735, Class X1, 1.10%, 05/25/2026 (c)(g)	45,200,376		129,264
Series K735, Class XAM, 1.50%, 05/25/2026 (c)(g)	70,547,000		410,682
Series K737, Class XAM, 1.14%, 10/25/2026 (c)(g)	20,050,000		169,092
Series K738, Class XAM, 1.49%, 03/25/2027 (c)(g)	24,099,000		378,463
Series K739, Class XAM, 1.66%, 09/25/2027 (c)(g)	32,621,072		728,275
Series K742, Class XAM, 1.02%, 04/25/2028 (c)(g)	89,849,000		2,029,096
Series K743, Class XAM, 1.39%, 05/25/2028 (c)(g)	99,488,000		2,923,057
Series K744, Class X1, 0.96%, 07/25/2028 (c)(g)	111,400,232		2,091,071
Series K744, Class XAM, 1.33%, 07/25/2028 (c)(g)	122,906,000		3,480,428
Series K747, Class XAM, 0.48%, 12/25/2028 (c)(g)	160,000,000		1,724,848
Series K748, Class XAM, 0.64%, 01/25/2029 (c)(g)	175,000,000		2,811,918
Series K757, Class X1, 0.90%, 08/25/2031 (c)(g)	213,757,900		7,797,867
Series KG02, Class X1, 1.14%, 08/25/2029 (c)(g)	31,192,387		890,081
Series KG03, Class X1, 1.47%, 06/25/2030 (c)(g)	15,172,585		759,391
Series KG04, Class X1, 0.93%, 11/25/2030 (c)(g)	109,701,020		3,704,077
Series KW03, Class X1, 0.90%, 06/25/2027 (c)(g)	12,383,305		104,885
Series KW06, Class X1, 0.30%, 06/25/2028 (c)(g)	423,672,403		1,529,330
Series KW09, Class X1, 0.92%, 05/25/2029 (c)(g)	58,579,910		1,136,087
FREMF Mortgage Trust, Series K549, Class X1, 0.11%, 09/25/2030 (c)(g)	542,699,039		3,845,945
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $532,779,516)			513,435,225

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 4.6%	Par		Value
Adjustable Rate Mortgage Trust
Series 2005-10, Class 4A1, 5.87%, 01/25/2036 (c)	4,261,396		3,033,275
Series 2005-3, Class 2A1, 4.71%, 07/25/2035 (c)	169,324		157,883
Series 2006-2, Class 1A1, 4.73%, 05/25/2036 (c)	579,380		501,850
American Home Mortgage Investment Trust, Series 2006-2, Class 3A5, 6.75%, 06/25/2036 (h)	2,747,648		381,561
Banc of America Alternative Loan Trust
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	534,361		480,911
Series 2005-11, Class 4A6, 5.75%, 12/25/2035	87,114		78,401
Series 2006-2, Class 4CB1, 6.50%, 03/25/2036	1,457,104		1,269,239
Series 2006-4, Class 3CB4, 6.00%, 05/25/2046	650,011		610,984
Series 2006-4, Class 4CB1, 6.50%, 05/25/2046	336,967		321,236
Series 2006-4, Class 5CB1, 6.50%, 05/25/2046	1,700,132		1,531,731
Series 2006-5, Class CB17, 6.00%, 06/25/2046	192,301		170,924
Series 2006-6, Class CB5, 6.00%, 07/25/2046	797,784		707,910
Series 2006-9, Class 1CB1, 6.00%, 01/25/2037	124,432		113,830
Series 2006-9, Class A2, 4.51% (1 mo. Term SOFR + 0.51%), 01/25/2037	621,175		510,651
Banc of America Funding Corp.
Series 2003-3, Class 1A7, 5.50%, 10/25/2033	119,765		120,269
Series 2004-1, Class 2A1, 6.00%, 02/25/2034	336,265		340,032
Series 2004-1, Class 4A1, 6.00%, 03/25/2034	2,196,657		2,177,231
Series 2004-B, Class 4A2, 5.70%, 11/20/2034 (c)	1,103,836		1,071,323
Series 2005-3, Class 1A20, 5.50%, 06/25/2035	51,613		48,944
Series 2005-4, Class 2A1, 5.50%, 08/25/2035	28,883		28,363
Series 2005-5, Class 1A11, 5.50%, 09/25/2035	96,686		99,069
Series 2005-5, Class 2A1, 5.50%, 09/25/2035	1,119,757		1,106,488
Series 2005-7, Class 2A3, 5.50%, 11/25/2035	2,051,183		1,973,968
Series 2005-7, Class 3A15, 5.75%, 11/25/2035	2,659		2,753
Series 2005-7, Class 3A9, 6.00%, 11/25/2035	13,228		13,552
Series 2005-8, Class 4A28, 5.75%, 01/25/2036	1,422,915		1,318,991
Series 2006-5, Class 3A2, 5.75%, 09/25/2036	228,845		216,845
Series 2006-7, Class 1A9, 6.00%, 09/25/2036	335,273		296,213
Series 2006-F, Class 2A1, 5.29%, 07/20/2036 (c)	2,570,611		2,269,782
Series 2006-I, Class 1A1, 5.98%, 12/20/2036 (c)	320,327		316,555
Series 2006-I, Class 2A1, 6.14%, 12/20/2036 (c)	1,471,649		1,446,669
Series 2006-I, Class 2A2, 6.14%, 12/20/2036 (c)	255,987		240,406
Series 2006-J, Class 4A1, 4.88%, 01/20/2047 (c)	79,794		69,230
Series 2007-1, Class TA7, 6.69%, 01/25/2037 (h)	550,298		520,464
Series 2007-2, Class TA1A, 4.13% (1 mo. Term SOFR + 0.17%), 03/25/2037	230,391		206,759
Series 2007-3, Class TA4, 4.93% (1 mo. Term SOFR + 0.97%), 04/25/2037	707,459		607,648
Series 2007-4, Class 5A3, 5.50%, 11/25/2034	141,689		126,015
Series 2007-5, Class 1A1, 5.50%, 07/25/2037	1,191,602		993,049
Series 2007-6, Class A1, 4.65% (1 mo. Term SOFR + 0.69%), 07/25/2037	772,151		744,586
Series 2007-6, Class A2, 4.63% (1 mo. Term SOFR + 0.67%), 07/25/2037	3,186,944		3,068,332
Series 2010-R3, Class 3A6, 6.00%, 09/26/2037 (c)(e)	5,309,045		5,132,868
Series 2014-R3, Class 1A2, 6.00%, 06/26/2035 (c)(e)	909,077		919,596
Series 2014-R3, Class 2A2, 7.04%, 06/26/2035 (c)(e)	814,457		813,609
Banc of America Mortgage Securities, Inc.
Series 2005-A, Class 2A1, 5.11%, 02/25/2035 (c)	890,190		868,404
Series 2005-F, Class 2A1, 5.60%, 07/25/2035 (c)	431,565		411,804
Series 2006-B, Class 3A1, 4.01%, 10/20/2046 (c)	342,251		299,363
Series 2007-1, Class 1A26, 6.00%, 03/25/2037	1,397,044		1,224,357
BCAP LLC Trust, Series 2007-AA2, Class 2A3, 7.50%, 04/25/2037 (c)	441,301		216,335
Bear Stearns Alt-A Trust, Series 2006-6, Class 2A1, 4.14%, 11/25/2036 (c)	663,339		297,209
Bear Stearns Asset Backed Securities Trust
Series 2005-AC5, Class 1A1, 5.07% (1 mo. Term SOFR + 1.11%), 08/25/2035	361,205		211,040
Series 2006-AC4, Class A1, 4.32% (1 mo. Term SOFR + 0.36%), 07/25/2036	2,255,792		1,759,433
Series 2006-AC4, Class A2, 18.62% (-4 x 1 mo. Term SOFR + 35.75%), 07/25/2036 (i)	521,654		683,017
Chase Mortgage Finance Corp.
Series 2005-A1, Class 2A1, 4.71%, 12/25/2035 (c)	562,699		535,396
Series 2005-A1, Class 2A2, 4.71%, 12/25/2035 (c)	586,637		558,173
Series 2005-S2, Class A1, 5.50%, 10/25/2035	496,607		481,089
Series 2005-S3, Class A9, 5.50%, 11/25/2035	4,460,950		3,173,219
Series 2006-S3, Class 1A1, 6.00%, 11/25/2036	6,684,111		2,790,511
Series 2006-S4, Class A3, 6.00%, 12/25/2036	1,226,693		491,845
Series 2006-S4, Class A6, 6.00%, 12/25/2036	3,958,334		1,587,101
Series 2007-A2, Class 6A2, 5.69%, 07/25/2037 (c)	715,028		621,651
Series 2007-S1, Class A7, 6.00%, 02/25/2037	4,011,432		1,557,860
Series 2007-S3, Class 1A10, 5.75%, 05/25/2037	662,128		261,607
Series 2007-S3, Class 1A15, 6.00%, 05/25/2037	2,017,503		834,660
Chaseflex Trust
Series 2005-1, Class 1A3, 5.50%, 02/25/2035	197,004		170,220
Series 2006-2, Class A3, 4.11%, 09/25/2036 (c)	1,696,621		1,511,175
Citicorp Mortgage Securities, Inc.
Series 2006-1, Class 1A4, 6.00%, 02/25/2036	58,955		55,770
Series 2006-3, Class 1A10, 6.25%, 06/25/2036	1,253,839		1,184,704
Series 2006-3, Class 1A4, 6.00%, 06/25/2036	1,041,388		969,180
Series 2006-3, Class 1A9, 5.75%, 06/25/2036	296,909		272,105
Series 2006-3, Class 2A1, 5.50%, 06/25/2027	30,264		27,263
Series 2006-7, Class 1A1, 6.00%, 12/25/2036	2,350,051		2,000,295
Series 2007-3, Class 1A4, 6.00%, 04/25/2037	291,531		281,932
Citigroup Financial Products, Inc.
Series 2004-2, Class 1A2, 9.25%, 08/25/2033 (e)	10,185		6,399
Series 2004-HYB3, Class 2A, 5.93%, 09/25/2034 (c)	307,481		295,559
Series 2005-1, Class 2A2A, 5.03%, 04/25/2035 (c)	215,977		207,380
Series 2005-10, Class 1A1A, 4.97%, 12/25/2035 (c)	846,953		528,625
Series 2005-2, Class 1A4, 4.45%, 05/25/2035 (c)	253,847		244,790
Series 2005-5, Class 22A6, 6.00%, 08/25/2035	1,247,626		1,185,556
Series 2005-WF1, Class M1, 5.83%, 11/25/2034 (h)	1,831,515		1,843,544
Citigroup Mortgage Loan Trust, Inc.
Series 2005-7, Class 1A2, 4.56%, 09/25/2035 (c)	298,613		277,149
Series 2006-AR7, Class 2A2A, 4.80%, 11/25/2036 (c)	968,002		833,525
Series 2007-AR4, Class 1A1A, 4.62%, 03/25/2037 (c)	840,059		702,846
Citimortgage Alternative Loan Trust
Series 2006-A2, Class A5, 4.67% (1 mo. Term SOFR + 0.71%), 05/25/2036	290,355		251,241
Series 2006-A4, Class 1A1, 6.00%, 09/25/2036	774,170		728,181
Series 2007-A1, Class 1A5, 6.00%, 01/25/2037	1,145,678		1,057,420
Series 2007-A1, Class 1A7, 6.00%, 01/25/2037	1,841,201		1,699,363
Countrywide Alternative Loan Trust
Series 2004-13CB, Class A3, 6.00%, 07/25/2034	4,622,501		4,844,116
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	1,013,458		1,058,632
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	716,619		648,284
Series 2004-28CB, Class 4A1, 5.00%, 03/25/2035	114,846		87,410
Series 2004-28CB, Class 6A1, 6.00%, 01/25/2035	200,459		188,664
Series 2005-13CB, Class A1, 4.57% (1 mo. Term SOFR + 0.61%), 05/25/2035	676,995		548,233
Series 2005-21CB, Class A17, 6.00%, 06/25/2035	1,187,472		942,512
Series 2005-21CB, Class A3, 5.25%, 06/25/2035	1,995,284		1,505,145
Series 2005-43, Class 5A1, 5.31%, 09/25/2035 (c)	96,965		87,307
Series 2005-54CB, Class 3A7, 5.50%, 11/25/2035	498,798		265,875
Series 2005-63, Class 3A1, 4.67%, 11/25/2035 (c)	573,283		536,918
Series 2005-65CB, Class 1A8, 5.50%, 01/25/2036	85,111		55,536
Series 2005-65CB, Class 2A7, 0.00%, 12/25/2035 (j)	588,567		219,643
Series 2005-6CB, Class 1A1, 7.50%, 04/25/2035	162,261		150,327
Series 2005-6CB, Class 1A5, 5.75%, 04/25/2035	1,383,774		1,206,411
Series 2005-73CB, Class 2A2, 5.75%, 01/25/2036	316,730		151,645
Series 2005-75CB, Class A3, 5.50%, 01/25/2036	1,259,487		845,834
Series 2005-75CB, Class A6, 5.50%, 01/25/2036	1,063,896		714,481
Series 2005-80CB, Class 2A1, 6.00%, 02/25/2036	3,015,448		2,990,522
Series 2005-80CB, Class 5A1, 6.00%, 02/25/2036	6,971,958		7,238,904
Series 2005-86CB, Class A10, 5.50%, 02/25/2036	117,547		66,354
Series 2005-86CB, Class A8, 5.50%, 02/25/2036	848,251		478,827
Series 2005-9CB, Class 1A1, 4.57% (1 mo. Term SOFR + 0.61%), 05/25/2035	1,415,475		1,257,739
Series 2005-9CB, Class 3A1, 6.00%, 05/25/2035	7,847,024		3,390,191
Series 2005-J13, Class 2A7, 5.50%, 11/25/2035	579,331		395,291
Series 2005-J6, Class 1A6, 4.57% (1 mo. Term SOFR + 0.61%), 07/25/2035	1,833,149		1,456,736
Series 2006-12CB, Class A3, 5.75% (1 mo. Term SOFR + 5.75%), 05/25/2036	526,031		251,114
Series 2006-14CB, Class A4, 6.00%, 06/25/2036	2,204,451		1,179,189
Series 2006-16CB, Class A2, 6.00%, 06/25/2036	343,696		179,690
Series 2006-16CB, Class A4, 6.00%, 06/25/2036	900,864		470,986
Series 2006-16CB, Class A6, 6.00%, 06/25/2036	781,798		408,728
Series 2006-23CB, Class 1A6, 6.00%, 08/25/2036	1,042,612		1,007,365
Series 2006-23CB, Class 2A1, 6.50%, 08/25/2036	5,678,818		1,632,922
Series 2006-24CB, Class A11, 5.75%, 08/25/2036	3,606,749		1,760,678
Series 2006-24CB, Class A12, 5.75%, 08/25/2036	2,237,405		1,092,216
Series 2006-26CB, Class A17, 6.25%, 09/25/2036	5,303,513		2,471,354
Series 2006-30T1, Class 2A6, 6.50%, 11/25/2036	8,384,527		2,508,521
Series 2006-31CB, Class A7, 6.00%, 11/25/2036	192,986		106,430
Series 2006-31CB, Class A8, 5.75%, 11/25/2036	1,741,009		926,983
Series 2006-39CB, Class 1A20, 6.00%, 01/25/2037	1,928,670		1,600,310
Series 2006-41CB, Class 1A7, 6.00%, 01/25/2037	483,509		245,549
Series 2006-6CB, Class 1A8, 5.50%, 05/25/2036	76,957		63,656
Series 2006-J6, Class A4, 6.00%, 09/25/2036	1,894,956		867,157
Series 2006-J6, Class A5, 6.00%, 09/25/2036	2,552,560		1,168,085
Series 2007-13, Class A1, 6.00%, 06/25/2047	2,390,842		1,224,376
Series 2007-23CB, Class A1, 6.00%, 09/25/2037	4,034,341		1,872,671
Series 2007-2CB, Class 2A14, 5.75%, 03/25/2037	5,179,370		2,470,663
Series 2007-4CB, Class 1A6, 5.75%, 04/25/2037	1,163,019		966,801
Series 2007-4CB, Class 1A7, 5.75%, 04/25/2037	874,826		727,229
Series 2007-8CB, Class A1, 5.50%, 05/25/2037	5,319,274		2,616,151
Series 2007-8CB, Class A9, 6.00%, 05/25/2037	718,731		376,393
Series 2007-J2, Class 2A2, 6.00%, 07/25/2037	2,049,115		2,011,426
Series 2008-2R, Class 3A1, 6.00%, 08/25/2037 (c)	6,818,077		3,122,397
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-42, Class 2A4, 6.18%, 10/25/2033 (c)	317,657		315,690
Series 2003-44, Class A3, 5.00%, 10/25/2033	198,000		178,011
Series 2004-14, Class 3A1, 5.82%, 08/25/2034 (c)	874,213		845,345
Series 2004-21, Class A1, 4.00%, 11/25/2034	348,777		324,223
Series 2004-24, Class A1, 5.50%, 12/25/2034	2,977,091		3,057,071
Series 2004-24, Class A4, 5.50%, 12/25/2034	2,058,482		2,113,627
Series 2004-4, Class A10, 5.50%, 05/25/2034	424,005		422,832
Series 2004-HYB5, Class 3A1, 5.58%, 04/20/2035 (c)	501,220		476,176
Series 2004-J9, Class 2A5, 5.50%, 01/25/2035	343,543		351,855
Series 2005-13, Class A6, 5.50%, 06/25/2035	1,378,886		738,954
Series 2005-20, Class A7, 5.25%, 12/25/2027	82,594		48,501
Series 2005-27, Class 1A4, 5.50%, 12/25/2035	658,746		491,954
Series 2005-27, Class 2A1, 5.50%, 12/25/2035	508,211		195,303
Series 2005-31, Class 4A2, 4.88%, 01/25/2036 (c)	579,968		551,408
Series 2005-HY10, Class 1A1, 5.03%, 02/20/2036 (c)	27,519		24,069
Series 2005-HY10, Class 4A1, 4.23%, 02/20/2036 (c)	1,131,638		1,042,406
Series 2005-HYB2, Class 2A, 5.07%, 05/20/2035 (c)	505,879		490,183
Series 2005-J3, Class 2A5, 5.50%, 09/25/2035	35,958		33,788
Series 2006-16, Class 2A1, 6.50%, 11/25/2036	471,543		124,247
Series 2006-17, Class A6, 6.00%, 12/25/2036	2,086,570		924,747
Series 2006-17, Class A8, 6.00% (1 mo. Term SOFR + 0.66%), 12/25/2036	2,822,055		1,230,305
Series 2006-21, Class A11, 5.75%, 02/25/2037	1,120,614		471,642
Series 2006-21, Class A13, 6.00%, 02/25/2037	2,587,650		1,136,869
Series 2006-21, Class A5, 6.00%, 02/25/2037	590,819		259,573
Series 2006-6, Class A1, 6.00%, 04/25/2036	566,190		268,439
Series 2006-9, Class A8, 6.00%, 05/25/2036	1,098,707		495,400
Series 2007-1, Class A4, 6.00%, 03/25/2037	1,894,376		832,261
Series 2007-10, Class A22, 6.00%, 07/25/2037	1,762,757		786,124
Series 2007-5, Class A2, 5.75%, 05/25/2037	1,426,540		665,617
Series 2007-5, Class A29, 5.50%, 05/25/2037	2,483,970		1,110,054
Series 2007-5, Class A4, 5.75%, 05/25/2037	739,277		344,943
Series 2007-5, Class A51, 5.75%, 05/25/2037	4,841,554		2,259,046
Series 2007-HY5, Class 1A1, 5.03%, 09/25/2047 (c)	4,979,326		3,892,330
Series 2007-J2, Class 2A3, 6.00%, 07/25/2037	2,888,236		962,868
Series 2007-J2, Class 2A6, 6.00%, 07/25/2037	186,534		62,186
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-8, Class 3A4, 5.50%, 12/25/2034	114,336		111,932
Series 2005-10, Class 10A3, 6.00%, 11/25/2035	811,336		175,828
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	330,759		234,085
Series 2005-10, Class 5A4, 5.50%, 11/25/2035	1,303,685		922,566
Series 2005-3, Class 3A17, 5.50%, 07/25/2035	118,950		118,217
Series 2005-9, Class 2A1, 5.50%, 10/25/2035	483,128		176,629
Credit Suisse Management LLC, Series 2005-8, Class 7A1, 7.00%, 09/25/2035	2,529,045		1,027,481
Credit Suisse Mortgage Capital Certificates
Series 2006-1, Class 1A3, 5.50%, 02/25/2036	222,082		200,079
Series 2006-1, Class 4A14, 5.50%, 02/25/2036	25,967		25,032
Series 2006-2, Class 4A2, 5.75%, 03/25/2036	488,736		298,803
Series 2006-2, Class 5A6, 6.00%, 03/25/2036	3,960,600		1,465,014
Series 2006-4, Class 8A1, 7.00%, 05/25/2036	1,179,251		97,622
Series 2006-7, Class 7A5, 6.00%, 08/25/2036	618,307		468,920
Series 2006-CF1, Class B3, 5.50%, 11/25/2035 (e)(h)	2,565,000		2,606,458
Series 2007-2, Class 3A8, 5.50%, 03/25/2037	1,191,733		552,932
Series 2007-3, Class 4A13, 5.50%, 04/25/2037	238,700		196,299
Series 2007-3, Class 4A15, 5.50%, 04/25/2037	333,944		274,625
Series 2011-12R, Class 3A5, 5.63%, 07/27/2036 (c)(e)	206,889		206,826
Series 2013-2R, Class 5A2, 3.87%, 05/27/2037 (c)(e)	1,601,763		1,060,546
Deutsche ALT-A Securities, Inc.
Series 2005-3, Class 3A1, 4.57% (1 mo. Term SOFR + 0.61%), 05/25/2035	445,786		405,248
Series 2005-6, Class 1A4, 5.50%, 12/25/2035	1,081,427		886,478
Series 2006-AB4, Class A1B1, 4.17% (1 mo. Term SOFR + 0.21%), 10/25/2036	336,050		281,445
DFC HEL Trust, Series 2001-1, Class M1, 5.72% (1 mo. Term SOFR + 1.76%), 08/15/2031	1,054,310		1,026,485
Federal National Mortgage Association, Series 2016-C01, Class 2M2, 11.14% (30 day avg SOFR US + 7.06%), 08/25/2028	342,792		347,607
First Horizon Alternative Mortgage Securities
Series 2004-AA6, Class A1, 5.56%, 01/25/2035 (c)	178,237		176,341
Series 2004-AA7, Class 2A1, 5.64%, 02/25/2035 (c)	519,534		497,825
Series 2005-AA5, Class 2A1, 5.34%, 07/25/2035 (c)	773,491		729,717
Series 2005-AA7, Class 2A1, 5.12%, 09/25/2035 (c)	825,729		732,730
Series 2005-FA11, Class 2A1, 5.25%, 02/25/2026	698		0(k)
Series 2005-FA8, Class 1A14, 5.50%, 11/25/2035	1,073,288		481,092
Series 2006-FA1, Class 1A3, 5.75%, 04/25/2036	1,758,627		685,557
Series 2006-FA2, Class 1A3, 6.00%, 05/25/2036	2,090,658		780,798
Series 2006-FA2, Class 1A5, 6.00%, 05/25/2036	1,367,944		510,886
Series 2006-FA6, Class 1A5, 6.25%, 11/25/2036	6,613,589		2,565,879
Series 2006-FA6, Class 3A1, 5.75%, 11/25/2036	279		0
Series 2007-AA1, Class 1A2, 4.31%, 05/25/2037 (c)	1,778,300		1,088,698
Series 2007-FA4, Class 1A6, 6.25%, 08/25/2037 (c)	1,718,666		579,852
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 4A1, 6.50%, 08/25/2035 (c)	616,052		603,707
Series 2006-4, Class 1A15, 6.00%, 02/25/2037	528,944		121,567
Series 2006-4, Class 1A6, 5.75%, 02/25/2037	873,514		192,486
Series 2006-AR4, Class 1A2, 4.79%, 01/25/2037 (c)	1,824,649		868,264
Series 2007-AR1, Class 1A1, 5.19%, 05/25/2037 (c)	600,371		237,436
Series 2007-AR2, Class 1A2, 6.67%, 08/25/2037 (c)	3,623,282		767,657
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A8, 2.50%, 04/25/2052 (c)(e)	2,000,000		1,380,193
Series 2021-PJ10, Class A12, 2.50%, 03/25/2052 (c)(e)	20,000,000		14,988,522
Series 2021-PJ7, Class A14, 2.50%, 01/25/2052 (c)(e)	4,491,250		3,122,912
Series 2022-PJ2, Class A31, 2.50%, 06/25/2052 (c)(e)	2,250,000		1,528,763
Series 2022-PJ5, Class A31, 2.50%, 10/25/2052 (c)(e)	5,500,000		3,696,270
GSAA Trust
Series 2005-1, Class M2, 6.26%, 11/25/2034 (h)	1,580,907		1,560,887
Series 2006-15, Class AF5, 6.69%, 09/25/2036 (h)	1,938,770		491,787
Series 2006-18, Class AF6, 6.18%, 11/25/2036 (h)	1,769,151		399,845
Series 2007-7, Class 1A2, 4.43% (1 mo. Term SOFR + 0.47%), 07/25/2037	590,976		581,564
GSR Mortgage Loan Trust
Series 2003-5F, Class 1A1, 3.00%, 08/25/2032	470,986		453,766
Series 2004-15F, Class 2A1, 6.00%, 12/25/2034	638,285		539,154
Series 2005-1F, Class 3A3, 6.00%, 01/25/2035	5,223		5,098
Series 2005-7F, Class 3A9, 6.00%, 09/25/2035	13,370		13,450
Series 2005-AR4, Class 5A1, 5.60%, 07/25/2035 (c)	109,016		105,255
Series 2005-AR5, Class 4A1, 5.18%, 10/25/2035 (c)	365,511		344,558
Series 2005-AR7, Class 6A1, 4.13%, 11/25/2035 (c)	263,397		229,901
Series 2006-2F, Class 2A1, 5.75%, 02/25/2036	342,931		304,271
Harborview Mortgage Loan Trust, Series 2006-6, Class 3A1A, 4.84%, 08/19/2036 (c)	1,649,919		1,304,300
Impac CMB Trust, Series 2005-5, Class A3W, 4.57% (1 mo. Term SOFR + 0.36%), 08/25/2035	278,686		270,056
Impac Funding Corp., Series 2002-2, Class A3, 6.50%, 04/25/2033	630,826		626,304
Indymac IMSC Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.80%, 06/25/2037 (c)	322,397		193,158
Indymac Index Mortgage Loan Trust
Series 2004-AR11, Class 1A, 3.67%, 12/25/2034 (c)	773,055		711,979
Series 2004-AR4, Class 3A, 4.99%, 08/25/2034 (c)	1,698,866		1,626,534
Series 2005-AR23, Class 3A1, 3.53%, 11/25/2035 (c)	420,539		387,202
Series 2005-AR23, Class 6A1, 3.95%, 11/25/2035 (c)	842,408		799,126
Series 2005-AR25, Class 1A21, 3.87%, 12/25/2035 (c)	1,679,977		900,287
Series 2005-AR3, Class 4A1, 3.97%, 04/25/2035 (c)	654,071		617,553
Series 2005-AR35, Class 1A1, 3.61%, 02/25/2036 (c)	1,011,363		787,838
Series 2005-AR9, Class 1A1, 4.96%, 07/25/2035 (c)	2,660,644		1,387,133
Series 2006-AR25, Class 3A1, 3.87%, 09/25/2036 (c)	1,853,554		1,178,152
Series 2006-AR25, Class 4A1, 3.57%, 09/25/2036 (c)	3,140,937		2,878,612
Series 2006-AR3, Class 2A1C, 3.78%, 03/25/2036 (c)	4,172,223		2,826,743
Series 2006-AR31, Class A5, 3.99%, 11/25/2036 (c)	3,155,242		2,982,100
Series 2006-AR9, Class 3A1, 3.40%, 06/25/2036 (c)	1,395,603		1,205,312
Jefferies, LLC, Series 2009-R1, Class 1A2, 4.13%, 11/26/2035 (c)(e)	362,409		320,029
JP Morgan Mortgage Trust
Series 2005-S3, Class 1A5, 5.75%, 01/25/2036	46,266		19,384
Series 2007-A3, Class 2A3, 5.21%, 05/25/2037 (c)	1,871,564		1,580,768
Series 2021-12, Class A3, 2.50%, 02/25/2052 (c)(e)	10,358,694		8,741,929
Series 2021-13, Class A5, 2.50%, 04/25/2052 (c)(e)	30,000,000		21,034,017
Series 2021-14, Class A5, 2.50%, 05/25/2052 (c)(e)	6,082,500		4,224,046
Series 2021-15, Class A2, 3.00%, 06/25/2052 (c)(e)	6,390,905		5,631,689
Series 2021-15, Class A5, 2.50%, 06/25/2052 (c)(e)	3,650,000		2,521,427
Series 2022-1, Class A2, 3.00%, 07/25/2052 (c)(e)	14,616,846		12,880,419
Series 2022-1, Class A5, 2.50%, 07/25/2052 (c)(e)	10,968,741		7,420,697
Series 2022-3, Class A2, 3.00%, 08/25/2052 (c)(e)	11,653,491		10,269,099
Series 2022-3, Class A5A, 2.50%, 08/25/2052 (c)(e)	11,588,632		7,866,347
Series 2022-4, Class A5, 3.00%, 10/25/2052 (c)(e)	5,000,000		3,668,576
Series 2024-3, Class A5, 3.00%, 05/25/2054 (c)(e)	10,000,000		7,382,152
Series 2024-7, Class A5, 3.00%, 04/25/2053 (c)(e)	8,000,000		5,820,117
Lehman Mortgage Trust
Series 2005-2, Class 1A3, 5.75%, 12/25/2035	495,689		230,773
Series 2005-3, Class 1A2, 0.68% (-1 x 1 mo. Term SOFR + 4.64%), 01/25/2036 (g)(i)	746,686		55,452
Series 2005-3, Class 1A6, 4.57% (1 mo. Term SOFR + 0.61%), 01/25/2036	746,686		267,626
Series 2006-1, Class 1A4, 5.50%, 02/25/2036	343,505		161,849
Series 2006-3, Class 1A1, 6.00%, 07/25/2036	3,132,463		1,567,191
Series 2006-3, Class 1A4, 6.00%, 07/25/2036	6,939,948		3,465,039
Series 2007-4, Class 1A2, 5.75%, 05/25/2037	959,951		447,758
Series 2007-4, Class 1A3, 5.75%, 05/25/2037	2,097,493		978,351
Series 2007-5, Class 1A3, 5.75%, 06/25/2037	1,565,534		1,505,314
Series 2007-5, Class 9A1, 6.00%, 06/25/2037	2,291,118		481,582
Series 2007-5, Class 9A2, 6.00%, 06/25/2037	6,257,730		1,315,345
MASTR Adjustable Rate Mortgages Trust
Series 2004-4, Class 2A2, 5.92%, 05/25/2034 (c)	69,514		67,634
Series 2005-1, Class 7A1, 3.92%, 02/25/2035 (c)	67,268		62,188
MASTR Alternative Loans Trust
Series 2003-5, Class 30B1, 5.92%, 08/25/2033 (c)	312,100		165,225
Series 2004-11, Class 7A1, 6.50%, 10/25/2034	138,689		142,393
Series 2004-6, Class 10A1, 6.00%, 07/25/2034	74,504		75,074
Series 2004-6, Class 8A1, 5.50%, 07/25/2034	67,989		67,089
Series 2005-2, Class 4A5, 5.50%, 03/25/2035	2,000,000		1,900,871
MASTR Asset Securitization Trust, Series 2006-1, Class 2A1, 4.52% (1 mo. Term SOFR + 0.56%), 05/25/2036	555,600		91,428
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A5, Class A8, 0.00%, 06/25/2035 (c)	142,461		138,271
Series 2005-A7, Class 2A1, 0.00%, 09/25/2035 (c)	3,247,700		2,549,240
Series 2006-F1, Class 1A1, 6.00%, 04/25/2036	1,526,554		489,078
MLCC Mortgage Investors, Inc., Series 2004-D, Class A2, 5.19% (6 mo. Term SOFR + 1.15%), 09/25/2029	216,901		213,465
Morgan Stanley Mortgage Loan Trust
Series 2005-7, Class 6A3, 5.50%, 11/25/2035	565,319		566,688
Series 2005-7, Class 7A3, 5.50%, 11/25/2035	243,992		210,251
Series 2006-11, Class 2A1, 6.00%, 08/25/2036	1,909,184		770,637
Series 2006-2, Class 7A1, 5.44%, 02/25/2036 (c)	1,194,499		655,796
Morgan Stanley Reremic Trust, Series 2012-R3, Class 1B, 4.02%, 11/26/2036 (c)(e)	1,531,514		1,366,131
Nomura Asset Acceptance Corp.
Series 2005-AR3, Class 3A1, 5.69%, 07/25/2035 (c)	130,535		130,249
Series 2005-WF1, Class 2A5, 5.66%, 03/25/2035 (h)	6,419		6,476
Nomura Resecuritization Trust
Series 2011-4RA, Class 1A10, 2.77%, 12/26/2036 (c)(e)	4,676,163		4,314,585
Series 2014-5R, Class 1A9, 5.50%, 06/26/2035 (c)(e)	2,691,976		2,171,317
Popular ABS, Inc.
Series 2003-1, Class M1, 4.86%, 08/25/2033 (c)	43,661		43,512
Series 2003-3, Class M1, 4.87%, 12/25/2033 (c)	358,801		357,043
RAAC Series, Series 2005-SP1, Class 3A7, 6.00%, 09/25/2034	2,043		1,657
RALI Trust
Series 2006-QS1, Class A3, 5.75%, 01/25/2036	128,933		103,406
Series 2006-QS13, Class 1A6, 6.00%, 09/25/2036	1,533,104		1,245,677
Series 2006-QS17, Class A7, 6.00%, 12/25/2036	243,415		206,569
Series 2006-QS9, Class 1A5, 4.77% (1 mo. Term SOFR + 0.81%), 07/25/2036	955,865		709,509
Series 2007-QS10, Class A1, 6.50%, 09/25/2037	215,085		182,032
Series 2007-QS6, Class A29, 6.00%, 04/25/2037	2,184,337		1,859,147
RBSSP Resecuritization Trust, Series 2009-7, Class 3A2, 6.00%, 03/26/2036 (c)(e)	3,547,638		1,780,250
RCKT Mortgage Trust
Series 2021-4, Class A17, 2.50%, 09/25/2051 (c)(e)	5,000,000		3,464,033
Series 2022-2, Class A18, 2.50%, 02/25/2052 (c)(e)	4,500,000		3,073,076
Resecuritization Pass-Through Trust, Series 2005-8R, Class A3, 6.00%, 10/25/2034	1,199,798		1,208,130
Residential Asset Securitization Trust
Series 2003-A9, Class A2, 4.00%, 08/25/2033	716,344		644,843
Series 2004-R2, Class A3, 5.50%, 08/25/2034	1,186,953		1,202,747
Series 2005-A11, Class 1A4, 5.50%, 10/25/2035	201,474		129,410
Series 2005-A11, Class 2A1, 4.85%, 10/25/2035	3,390,752		1,167,893
Series 2005-A11, Class 2A5, 6.00%, 10/25/2035	386,009		164,275
Series 2005-A15, Class 5A1, 5.75%, 02/25/2036	3,447,306		1,221,824
Series 2005-A5, Class A7, 5.50%, 05/25/2035	929,408		632,571
Series 2006-A15, Class A10, 4.67% (1 mo. Term SOFR + 0.71%), 01/25/2037	16,434,101		3,876,380
Series 2006-A15, Class A11, 1.58% (-1 x 1 mo. Term SOFR + 5.54%), 01/25/2037 (g)(i)	16,434,101		1,680,548
Series 2006-A5CB, Class A6, 6.00%, 06/25/2036	2,298,029		850,498
RFMSI Trust
Series 2005-SA4, Class 1A21, 5.53%, 09/25/2035 (c)	1,515,936		946,892
Series 2005-SA4, Class 2A1, 5.23%, 09/25/2035 (c)	1,075,831		603,104
Series 2006-S3, Class A1, 5.50%, 03/25/2036	1,317,088		1,072,831
Series 2006-S4, Class A1, 6.00%, 04/25/2036	1,508,958		1,234,158
Series 2006-S5, Class A12, 6.00%, 06/25/2036	131,995		114,297
Series 2006-S5, Class A14, 6.00%, 06/25/2036	271,718		235,286
Series 2006-S5, Class A15, 6.00%, 06/25/2036	1,138,709		986,030
Series 2006-S5, Class A18, 6.00%, 06/25/2036	141,522		122,550
Series 2006-S6, Class A10, 6.00%, 07/25/2036	78,105		68,351
Series 2006-S6, Class A15, 6.00%, 07/25/2036	402,102		351,886
Series 2006-S7, Class A6, 6.25%, 08/25/2036	875,604		747,606
Series 2006-S7, Class A9, 6.50%, 08/25/2036	523,490		453,407
Series 2006-S9, Class A3, 5.75%, 09/25/2036	1,134,288		902,458
Series 2007-S1, Class A10, 6.00%, 01/25/2037	340,507		283,242
Series 2007-S7, Class A7, 6.00%, 07/25/2037	1,267,070		1,042,768
Sequoia Mortgage Trust, Series 2025-S1, Class A7, 2.50%, 09/25/2054 (c)(e)	9,430,334		6,494,848
Specialty Underwriting & Residential Finance, Series 2006-BC2, Class A2D, 3.94%, 02/25/2037 (h)	711,869		231,516
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18, Class 3A2, 4.92%, 12/25/2034 (c)	261,076		243,007
Series 2005-12, Class 2A1, 5.62%, 06/25/2035 (c)	458,842		338,058
Series 2005-21, Class 7A1, 4.57%, 11/25/2035 (c)	2,827,079		1,816,368
Series 2006-1, Class 6A1, 4.55%, 02/25/2036 (c)	880,252		666,616
Series 2006-1, Class 7A4, 4.06%, 02/25/2036 (c)	82,798		71,295
Series 2006-12, Class 2A1, 4.44%, 01/25/2037 (c)	466,153		336,098
Series 2006-4, Class 6A, 3.88%, 05/25/2036 (c)	477,362		269,400
Series 2007-5, Class 1A1, 4.51% (1 mo. Term SOFR + 0.55%), 06/25/2037	1,041,415		989,024
Series 2007-6, Class 2A1, 4.45% (1 mo. Term SOFR + 0.49%), 07/25/2037	3,478,996		3,347,731
Series 2007-9, Class 1A1, 5.66% (6 mo. Term SOFR + 1.93%), 10/25/2037	681,797		632,585
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-1, Class 2A1, 5.96%, 02/25/2037 (c)	2,799,249		2,403,518
Series 2007-2, Class 1A1, 6.41%, 04/25/2037 (c)	408,102		150,241
Suntrust Alternative Loan Trust
Series 2005-1F, Class 2A3, 5.75%, 12/25/2035	536,751		500,131
Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	1,239,475		1,163,100
Series 2005-1F, Class 4A1, 6.50%, 12/25/2035	943,931		877,771
TBW Mortgage Backed Pass Through Certificates, Series 2006-2, Class 3A1, 5.50%, 07/25/2036	80,750		6,586
Vericrest Opportunity Loan Transferee, Series 2021-NPL4, Class A2, 8.95%, 03/27/2051 (e)(h)(l)	1,861,053		1,863,012
WaMu Mortgage Pass Through Certificates
Series 2003-AR10, Class A6, 5.70%, 10/25/2033 (c)	4,201,250		4,067,206
Series 2003-S4, Class CB1, 5.64%, 06/25/2033 (c)	1,926,270		1,954,826
Series 2004-S2, Class 3A2, 6.00%, 06/25/2034	30,329		30,890
Series 2005-AR14, Class 1A2, 4.68%, 12/25/2035 (c)	3,267,913		3,087,611
Series 2006-AR10, Class 2A1, 4.15%, 09/25/2036 (c)	764,447		655,547
Series 2006-AR16, Class 1A1, 4.36%, 12/25/2036 (c)	853,539		784,478
Series 2006-AR8, Class 1A1, 4.53%, 08/25/2046 (c)	1,110,423		1,047,592
Series 2007-HY2, Class 1A1, 4.15%, 12/25/2036 (c)	11,184,107		10,592,815
Series 2007-HY3, Class 4A1, 4.98%, 03/25/2037 (c)	1,784,301		1,648,406
Series 2007-HY5, Class 3A1, 3.87%, 05/25/2037 (c)	793,925		696,783
Series 2007-HY7, Class 1A1, 4.03%, 07/25/2037 (c)	130,764		105,093
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-1, Class 5A1, 6.00%, 03/25/2035	609,077		587,614
Series 2005-4, Class 5A7, 5.50%, 06/25/2035	2,194,281		1,934,880
Series 2005-5, Class CB4, 5.50%, 07/25/2035	755,576		720,955
Series 2005-6, Class 1CB, 6.50%, 08/25/2035	174,726		163,284
Series 2005-6, Class 2A1, 5.50%, 08/25/2035	2,081,981		1,876,713
Series 2005-6, Class 2A8, 5.50%, 08/25/2035	455,148		410,274
Series 2005-6, Class 3CB, 5.50%, 08/25/2035	912,198		841,489
Series 2005-9, Class 4A4, 5.50%, 11/25/2035	318,354		286,660
Series 2006-8, Class A6, 4.10%, 10/25/2036 (h)	2,279,252		766,735
Series 2007-HY1, Class A2A, 4.39% (1 mo. Term SOFR + 0.43%), 02/25/2037	1,352,025		1,072,133
Series 2007-HY2, Class 1A1, 4.09%, 04/25/2037 (c)	1,060,753		544,348
Series 2007-OC1, Class A1, 4.55% (1 mo. Term SOFR + 0.59%), 01/25/2047	2,976,757		2,738,794
Series 2007-OC2, Class A3, 4.69% (1 mo. Term SOFR + 0.73%), 06/25/2037	3,138,646		3,037,426
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A4, 6.00%, 03/25/2037	603,221		564,269
Wells Fargo Mortgage Backed Securities Trust
Series 2004-J, Class A1, 5.80%, 07/25/2034 (c)	1,917,441		1,855,312
Series 2005-AR14, Class A1, 6.46%, 08/25/2035 (c)	295,279		290,540
Series 2006-AR1, Class 1A1, 6.52%, 03/25/2036 (c)	1,104,691		1,115,297
Series 2006-AR19, Class A1, 6.29%, 12/25/2036 (c)	980,058		915,422
Series 2006-AR5, Class 1A1, 6.70%, 04/25/2036 (c)	2,082,278		2,102,801
Series 2006-AR5, Class 2A1, 6.68%, 04/25/2036 (c)	824,347		818,540
Series 2007-AR3, Class A1, 6.24%, 04/25/2037 (c)	363,264		323,411
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $574,161,125)			469,783,156

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 1.4%	Par		Value
Federal Home Loan Mortgage Corp.
Pool RE5049, 1.50%, 10/01/2050	7,179,615		5,489,794
Series 4937, Class MB, 3.00%, 12/25/2049	6,621,000		4,683,404
Series 5200, Class YZ, 2.50%, 02/25/2052 (l)	15,319,052		10,519,582
Series 5201, Class CB, 2.50%, 03/25/2052	5,797,999		4,199,160
Federal National Mortgage Association
Pool CA7695, 1.50%, 11/01/2050	6,655,598		5,176,411
Series 2016-45, Class PB, 3.00%, 07/25/2046	10,584,157		8,468,967
Series 2017-108, Class PB, 3.00%, 01/25/2048	7,656,000		6,006,841
Series 2021-52, Class JZ, 2.50%, 08/25/2051 (l)	17,578,274		11,587,624
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MB, 3.50%, 03/25/2058	17,000,000		14,341,554
Government National Mortgage Association
Series 2016-163, Class WZ, 3.00%, 11/20/2046 (l)	5,352,021		4,693,908
Series 2018-40, Class ZA, 3.00%, 01/20/2048 (l)	25,164,775		19,917,021
Series 2020-133, Class EA, 1.00%, 09/20/2050	24,591,051		19,716,308
Series 2021-66, Class NA, 2.00%, 02/20/2051	10,509,297		9,023,418
Series 2022-189, Class AL, 3.00%, 07/20/2051	20,250,000		16,790,134
Series 2023-55, Class AG, 1.00%, 09/20/2050	6,218,304		4,858,410
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $142,866,389)			145,472,536

PREFERRED STOCKS - 0.1%	Shares		Value
Banks - 0.1%
First Busey Corp., Series B, 8.25%, Perpetual	200,000		5,094,000
TOTAL PREFERRED STOCKS (Cost $5,000,000)			5,094,000

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%	Shares		Value
First American Government Obligations Fund - Class X, 3.88% (m)	78,918,614		78,918,614
TOTAL MONEY MARKET FUNDS (Cost $78,918,614)			78,918,614

TOTAL INVESTMENTS - 99.5% (Cost $10,212,939,805)			10,087,002,434
Other Assets in Excess of Liabilities - 0.5%		0.00524	53,116,508
TOTAL NET ASSETS - 100.0%			$10,140,118,942

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
PO Principal Only
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal

(a)	Represents less than 0.05% of net assets.
(b)	Zero coupon bonds make no periodic interest payments.
(c)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of November 30, 2025.

(d)	Security subject to the Alternative Minimum Tax ("AMT"). As of November 30, 2025, the total value of securities subject to the AMT was $6,379,250 or 0.1% of net assets.
(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $2,484,078,502 or 24.5% of the Fund’s net assets.

(f)	Issuer is currently in default.
(g)	Interest only security.
(h)	Step coupon bond. The rate disclosed is as of November 30, 2025.
(i)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(j)	Principal only security.
(k)	Rounds to zero.
(l)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of November 30, 2025.

(m)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Performance Trust Total Return Bond Fund
Notes to Schedule of Investments
November 30, 2025 (Unaudited)

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities, collateralized loan obligations and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2025:

Performance Trust Total Return Bond Fund
Notes to Schedule of Investments (Continued)
November 30, 2025 (Unaudited)

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$2,475,606,274	$–	$2,475,606,274
Corporate Bonds	–	2,039,954,954	–	2,039,954,954
Non-Agency Commercial Mortgage Backed Securities	–	1,559,798,481	–	1,559,798,481
U.S. Treasury Securities	–	1,189,718,567	–	1,189,718,567
Collateralized Loan Obligations	–	945,138,182	–	945,138,182
Asset-Backed Securities	–	664,082,445	–	664,082,445
Agency Commercial Mortgage Backed Securities	–	513,435,225	–	513,435,225
Non-Agency Residential Mortgage Backed Securities	–	469,783,156	–	469,783,156
Agency Residential Mortgage-Backed Securities	–	145,472,536	–	145,472,536
Preferred Stocks	5,094,000	–	–	5,094,000
Money Market Funds	78,918,614	–	–	78,918,614
Total Investments	$84,012,614	$10,002,989,820	$–	$10,087,002,434

Refer to the Schedule of Investments for further disaggregation of investment categories.